RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 68.58%
Great Britain - 13.99%
97,758	Pershing Square Holdings, Ltd.	$5,225,165
United States - 54.59%
97,049	Aberdeen Emerging Markets Equity Income Fund, Inc.	576,471
53,105	abrdn Total Dynamic Dividend Fund	470,510
219,484	Avenue Income Credit Strategies Fund	1,294,956
13,356	BlackRock Capital Allocation Term Trust	202,210
20,422	BlackRock Core Bond Trust	198,502
63,754	BlackRock ESG Capital Allocation Term Trust	1,023,889
38,289	BlackRock MuniHoldings New York Quality Fund, Inc.	375,998
43,593	BlackRock MuniYield New York Quality Fund, Inc.	415,441
17,943	BlackRock MuniYield Quality Fund III, Inc.	188,222
129,755	BlackRock Resources & Commodities Strategy Trust	1,226,185
55,048	BlackRock Science and Technology Term Trust	1,142,246
73,949	Blackstone/GSO Senior Floating Rate Term Fund	1,057,471
80,556	Calamos Long/Short Equity & Dynamic Income Trust	1,307,424
18,056	Clough Global Dividend and Income Fund	102,468
200,959	Clough Global Equity Fund	1,431,632
218,306	Clough Global Opportunities Fund	1,185,401
32,206	First Trust High Yield Opportunities 2027 Term Fund	478,259
70,439	Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	651,561
81,830	Nuveen Credit Strategies Income Fund	441,064
170,958	Nuveen Municipal Value Fund, Inc.	1,485,625
78,858	PIMCO High Income Fund	378,518
45,292	PIMCO Income Strategy Fund II	334,708
26,911	Royce Micro-Cap Trust, Inc.	248,927
1,553	Royce Value Trust, Inc.	23,373
213,261	Saba Capital Income & Opportunities Fund II	1,959,868
14,915	Special Opportunities Fund, Inc.	231,033
60,994	Voya Emerging Markets High Income Dividend Equity Fund	362,304
180,960	Western Asset Inflation-Linked Opportunities & Income Fund	1,585,210
		20,379,476

TOTAL CLOSED-END FUNDS
(Cost $21,997,639)		25,604,641

CLOSED-END FUNDS - PREFERRED SHARES - 1.09%
United States - 1.09%
16,057	XAI Octagon Floating Rate Alternative Income Trust, Series 2026, 6.500%, 03/31/2026	405,279

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $401,405)		405,279

BUSINESS DEVELOPMENT COMPANIES - 1.31%
United States - 1.31%
18,231	Oaktree Specialty Lending Corp.	249,036
17,446	TCG BDC, Inc.	238,661

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $523,802)		487,697

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 1.97%
United States - 1.97%
30,000	Crescent Capital BDC, Inc., 5.000%, 05/25/2026	$736,800

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $735,900)		736,800

COMMON STOCKS - 2.99%
United States - 2.99%
13,883	Howard Hughes Holdings, Inc.(a)	937,102
9,601	Morgan Stanley Direct Lending Fund	179,731

TOTAL COMMON STOCKS
(Cost $1,139,309)		1,116,833

EXCHANGE TRADED FUNDS - 9.85%
United States - 9.85%
55,600	Invesco RAFI Emerging Markets ETF	1,300,484
44,975	iShares Flexible Income Active ETF	2,376,479

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,310,869)		3,676,963

SPECIAL PURPOSE ACQUISITION COMPANIES - 0.50%
United States - 0.50%
20,561	Barings BDC, Inc.	187,927

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $185,843)		187,927

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS - 2.67%
Investment Companies - 2.67%
$200,000	Blue Owl Technology Finance Corp.	6.75%	04/04/2029	204,056
200,000	Oaktree Specialty Lending Corp.	7.10%	02/15/2029	206,045
300,000	Oaktree Specialty Lending Corp.	6.34%	02/27/2030	297,373
300,000	PennantPark Investment Corp.	4.00%	11/01/2026	289,843
				997,317

TOTAL U.S. CORPORATE BONDS
(Cost $983,119)				997,317

Short-Term Investments - 11.28%
Money Market Fund - 11.28%
4,210,545	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.20%)			4,210,545

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,210,545)				4,210,545

TOTAL INVESTMENTS - 100.24%
(Cost $31,488,431)				$37,424,002
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.24)%				(89,373)
NET ASSETS - 100.00%				$37,334,629

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 12.47%
United States - 12.47%
784,775	Allspring Income Opportunities Fund	$5,540,512
131,036	BlackRock Core Bond Trust	1,273,670
176,064	BlackRock MuniHoldings California Quality Fund, Inc.	1,822,262
176,488	BlackRock MuniYield New York Quality Fund, Inc.	1,681,931
151,606	Blackstone/GSO Senior Floating Rate Term Fund	2,167,966
581,087	BNY Mellon Strategic Municipals, Inc.	3,440,035
877,890	First Trust High Yield Opportunities 2027 Term Fund	13,036,666
973,130	Invesco Municipal Trust	8,904,140
469,365	Invesco Trust for Investment Grade Municipals	4,454,274
155,575	John Hancock Investors Trust	2,153,936
1,044,090	Nuveen AMT-Free Municipal Credit Income Fund	12,455,994
185,540	Nuveen Municipal Credit Income Fund	2,211,637
900,000	Nuveen Municipal Value Fund, Inc.	7,821,000
731,178	PGIM Short Duration High Yield Opportunities Fund	12,313,038
3,410,493	PIMCO High Income Fund	16,370,366
1,281,563	PIMCO Income Strategy Fund	10,688,235
2,659,190	PIMCO Income Strategy Fund II	19,651,414
617,883	Western Asset Emerging Markets Debt Fund, Inc.	6,209,724
98,577	Western Asset High Yield Defined Opportunity Fund, Inc.	1,180,952
1,703,944	Western Asset Inflation-Linked Opportunities & Income Fund	14,926,549
22,000	Western Asset Inflation-Linked Securities & Income Fund	184,800

TOTAL CLOSED-END FUNDS
(Cost $146,997,206)		148,489,101

CLOSED-END FUNDS - PREFERRED SHARES - 0.63%
United States - 0.63%
309,028	Virtus Convertible & Income Fund, 5.625%(a)	6,637,921
34,748	XAI Octagon Floating Rate Alternative Income Trust, Series 2026, 6.500%, 03/31/2026	877,040

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $8,471,415)		7,514,961

BUSINESS DEVELOPMENT COMPANIES - 0.60%
United States - 0.60%
351,500	Oaktree Specialty Lending Corp.	4,801,490
172,931	TCG BDC, Inc.	2,365,696

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $7,694,229)		7,167,186

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 1.16%
United States - 1.16%
21,224	CION Investment Corp., 7.500%, 12/30/2029	521,686
350,000	Crescent Capital BDC, Inc., 5.000%, 05/25/2026	8,596,000
112,000	Entergy Corp., 5Y US TI + 2.67, 12/01/2054(b)(c)	116,161
35,766	Oxford Square Capital Corp., 6.250%, 04/30/2026	894,150

Shares/Description		Value
3,750,000	PennantPark Floating Rate Capital, Ltd., 4.250%, 04/01/2026(c)	$3,677,265

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $13,951,263)		13,805,262

COMMON STOCKS - 0.00%(d)
Brazil - 0.00%(d)
21,161	OI S.A.	3,174
United States - 0.00%(d)
259,482	Pershing Square Tontine Holdings(c)(e)	-
11,202	Riverbed Tech Class B-1 Partnership Units	1,409

TOTAL COMMON STOCKS
(Cost $111,767)		4,583

OPEN-END FUNDS - 3.22%
United States - 3.22%
4,369,290	RiverNorth/Oaktree High Income Fund, Class I(f)	38,369,357

TOTAL OPEN-END FUNDS
(Cost $41,488,763)		38,369,357

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.06%
Australia - 0.10%
$1,000,000	APA Infrastructure, Ltd.(g)	4.25%	07/15/2027	995,717
188,000	Atlassian Corp.	5.25%	05/15/2029	193,097
				1,188,814
Bermuda - 0.02%
206,000	Aspen Insurance Holdings, Ltd.	5.75%	07/01/2030	209,501

Brazil - 0.10%
200,000	Banco do Brasil SA(a)(b)(h)	10Y US TI + 4.40%	Perpetual Maturity	202,004
200,000	CSN Resources SA(h)	5.88%	04/08/2032	164,648
257,827	OI S.A.(g)(i)	13.50 (6.00) (13.50%)	06/30/2027	167,890
566,623	OI S.A.(g)(i)	8.50 (8.50) (8.50%)	12/31/2028	38,247
200,801	Prumo Participacoes e Investimentos S/A(h)	7.50%	12/31/2031	203,570
74,603	Unigel Luxembourg SA(g)(i)	13.50 (15) (15.00%)	12/31/2027	60,055
85,259	Unigel Luxembourg SA(g)(i)	11.00% (12.00%)	12/31/2028	23,873
104,775	Unigel Luxembourg SA(h)(i)	13.50% (15.00%)	12/31/2027	84,344
366,620	Unigel Luxembourg SA(h)(i)	11.00% (12.00%)	12/31/2028	102,654
87,000	Vale Overseas, Ltd.	6.40%	06/28/2054	85,588
				1,132,873
Canada - 0.33%
200,000	Aris Mining Corp.(g)	8.00%	10/31/2029	204,217
170,000	Bausch + Lomb Corp.(g)	8.38%	10/01/2028	177,650
4,000	Bausch Health Cos., Inc.(g)	14.00%	10/15/2030	3,503
137,000	Bell Telephone Co. of Canada or Bell Canada(b)	5Y US TI + 2.39%	09/15/2055	140,769
237,000	Brookfield Finance, Inc.	5.81%	03/03/2055	231,937
1,000,000	Canacol Energy, Ltd.(h)	5.75%	11/24/2028	346,064

Principal Amount/Description		Rate	Maturity	Value
$231,000	Canadian Imperial Bank of Commerce(b)	1D US SOFR + 1.11%	01/13/2031	$236,708
257,000	CCL Industries, Inc.(g)	3.05%	06/01/2030	238,544
221,000	Element Fleet Management Corp.(g)	6.32%	12/04/2028	233,184
237,000	Element Fleet Management Corp.(g)	5.04%	03/25/2030	239,191
175,000	Garda World Security Corp.(g)	8.25%	08/01/2032	179,736
190,000	Husky Injection Molding Systems, Ltd. / Titan Co.-Borrower LLC(g)	9.00%	02/15/2029	198,892
250,000	National Bank of Canada	4.50%	10/10/2029	249,830
61,000	TELUS Corp.(b)	5Y US TI + 2.709%	10/15/2055	61,561
750,000	TransCanada PipeLines, Ltd.	4.63%	03/01/2034	719,876
231,000	Videotron, Ltd.(g)	5.70%	01/15/2035	232,554
198,000	Waste Connections, Inc.	5.25%	09/01/2035	202,519
				3,896,735
Cayman Islands - 0.14%
65,000	Azorra Finance, Ltd.(g)	7.75%	04/15/2030	67,837
90,000	Azorra Finance, Ltd.(g)	7.25%	01/15/2031	92,108
237,536	Bioceanico Sovereign Certificate, Ltd.(h)(j)	0.00%	06/05/2034	189,079
200,000	Cosan Overseas, Ltd.(a)	8.25%	Perpetual Maturity	201,976
320,000	Global Aircraft Leasing Co., Ltd.(g)	8.75%	09/01/2027	328,435
31,388	Interoceanica IV Finance, Ltd.(h)(j)	0.00%	11/30/2025	30,486
119,298	Lima Metro Line 2 Finance, Ltd.(g)	5.88%	07/05/2034	121,072
318,128	Lima Metro Line 2 Finance, Ltd.(h)	5.88%	07/05/2034	322,858
460,000	Rutas 2 & 7 Finance, Ltd.(h)(j)	0.00%	09/30/2036	333,810
				1,687,661
Chile - 0.20%
200,000	CAP SA(h)	3.90%	04/27/2031	160,880
200,000	Cencosud SA(h)	4.38%	07/17/2027	198,554
194,834	Chile Electricity PEC SpA(h)(j)	0.00%	01/25/2028	172,243
900,000	Empresa de Transporte de Pasajeros Metro SA(g)	5.00%	01/25/2047	781,428
344,240	GNL Quintero SA(h)	4.63%	07/31/2029	341,550
750,000	Transelec SA(h)	3.88%	01/12/2029	726,798
				2,381,453
Colombia - 0.08%
200,000	Banco Davivienda SA(b)(g)	5Y US TI + 4.588%	07/02/2035	201,160
200,000	Banco de Bogota SA(h)	6.25%	05/12/2026	200,756
500,000	Ecopetrol SA	5.88%	11/02/2051	329,613
160,900	Fideicomiso PA Pacifico Tres(h)	8.25%	01/15/2035	162,670
				894,199
France - 0.05%
309,000	BPCE SA(b)(g)	1D US SOFR + 2.04%	01/14/2036	324,656
279,000	Credit Agricole SA(b)(g)	1D US SOFR + 1.74%	01/09/2036	289,355
				614,011
Great Britain - 0.09%
288,000	Lloyds Banking Group PLC(b)	1Y US TI + 1.60%	06/13/2036	296,217
118,000	Macquarie Airfinance Holdings, Ltd.(g)	5.20%	03/27/2028	119,398
108,000	Macquarie Airfinance Holdings, Ltd.(g)	6.40%	03/26/2029	112,830

Principal Amount/Description		Rate	Maturity	Value
$29,000	Macquarie Airfinance Holdings, Ltd.(g)	5.15%	03/17/2030	$29,004
24,000	Macquarie Airfinance Holdings, Ltd.(g)	6.50%	03/26/2031	25,418
288,000	NatWest Group PLC(b)	1Y US TI + 1.05%	05/23/2031	292,816
136,000	Rio Tinto Finance USA PLC	5.75%	03/14/2055	136,305
				1,011,988
Guatemala - 0.03%
300,000	Banco Industrial SA/Guatemala(b)(h)	5Y US TI + 4.44%	01/29/2031	298,725

India - 0.09%
200,000	Adani Electricity Mumbai, Ltd.(h)	3.95%	02/12/2030	179,375
320,000	Adani International Container Terminal Pvt, Ltd.(h)	3.00%	02/16/2031	282,007
200,000	Adani Ports & Special Economic Zone, Ltd.(h)	4.38%	07/03/2029	189,103
139,000	Adani Transmission Step-One, Ltd.(h)	4.25%	05/21/2036	118,440
142,000	JSW Hydro Energy, Ltd.(h)	4.13%	05/18/2031	130,826
200,000	JSW Infrastructure, Ltd.(h)	4.95%	01/21/2029	196,120
				1,095,871
Indonesia - 0.03%
200,000	Pertamina Persero PT(h)	1.40%	02/09/2026	196,201
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(h)	4.13%	05/15/2027	198,150
				394,351
Ireland - 0.18%
190,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%	01/19/2029	193,465
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(b)	5Y US TI + 2.72%	03/10/2055	311,933
204,000	Avolon Holdings Funding, Ltd.(g)	5.75%	03/01/2029	209,645
252,000	Avolon Holdings Funding, Ltd.(g)	5.75%	11/15/2029	259,550
325,000	CRH SMW Finance DAC	5.13%	01/09/2030	333,372
120,000	GGAM Finance, Ltd.(g)	6.88%	04/15/2029	124,360
200,000	Icon Investments Six DAC	5.85%	05/08/2029	207,570
200,000	Icon Investments Six DAC	6.00%	05/08/2034	204,507
280,000	Smurfit Kappa Treasury ULC(g)	5.20%	01/15/2030	285,760
				2,130,162
Isle Of Man - 0.02%
200,000	Gold Fields Orogen Holdings BVI, Ltd.(h)	6.13%	05/15/2029	208,122

Jamaica - 0.00%(d)
33,726	Digicel Group Holdings, Ltd.(g)(j)	0.00%	12/31/2030	1,474
97,403	Digicel Group Holdings, Ltd.(g)(j)	0.00%	12/31/2030	607
				2,081
Japan - 0.06%
233,000	Mitsubishi UFJ Financial Group, Inc.(b)	1Y US TI + 1.27%	04/24/2036	239,688
510,000	Renesas Electronics Corp.(g)	2.17%	11/25/2026	493,390
				733,078
Luxembourg - 0.12%
230,661	Acu Petroleo Luxembourg Sarl(h)	7.50%	01/13/2032	230,547
120,000	ArcelorMittal SA	6.00%	06/17/2034	125,865
200,000	Chile Electricity Lux Mpc II Sarl(g)	5.67%	10/20/2035	201,601

Principal Amount/Description		Rate	Maturity	Value
$180,000	JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co Sarl	3.75%	12/01/2031	$167,858
200,000	Saavi Energia Sarl(g)	8.88%	02/10/2035	208,950
400,000	Simpar Europe SA(h)	5.20%	01/26/2031	328,000
173,454	Tierra Mojada Luxembourg II Sarl(h)	5.75%	12/01/2040	164,009
				1,426,830
Mexico - 0.11%
659,912	Alpha Holding SA de CV(g)(k)	9.00%	02/10/2025	4,949
188,546	Alpha Holding SA de CV(h)(k)	9.00%	02/10/2025	1,414
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy(g)	7.88%	02/15/2039	206,209
164,352	Cometa Energia SA de CV(h)	6.38%	04/24/2035	169,501
200,000	Comision Federal de Electricidad(g)	6.45%	01/24/2035	197,659
500,000	Credito Real SAB de CV SOFOM ER(h)(k)	9.50%	02/07/2026	65,000
198,850	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple(g)	7.25%	01/31/2041	202,012
600,000	Mexarrend SAPI de CV(g)(k)	10.25%	07/24/2024	4,500
200,000	Mexarrend SAPI de CV(h)(k)	10.25%	07/24/2024	1,500
109,718	Mexico Generadora de Energia S de rl(h)	5.50%	12/06/2032	109,115
700,000	Operadora de Servicios Mega SA de CV Sofom ER(g)(k)	8.25%	02/11/2025	262,500
150,000	Petroleos Mexicanos	6.75%	09/21/2047	108,737
				1,333,096
Morocco - 0.02%
200,000	OCP SA(h)	6.75%	05/02/2034	207,592

Netherlands - 0.06%
200,000	Braskem Netherlands Finance BV(h)	4.50%	01/31/2030	155,152
200,000	Enel Finance International NV(g)	5.13%	06/26/2029	203,793
150,420	MV24 Capital BV(h)	6.75%	06/01/2034	146,019
200,000	Siemens Funding BV(g)	5.80%	05/28/2055	205,966
459,909	Unigel Netherlands Holding Corp. BV(h)(i)	15.00% (15.00%)	12/31/2044	14,947
				725,877
Panama - 0.01%
200,000	Empresa de Transmision Electrica SA(h)	5.13%	05/02/2049	144,425

Paraguay - 0.02%
300,000	Banco Continental SAECA(h)	2.75%	12/10/2025	297,365

Peru - 0.10%
90,000	Banco de Credito del Peru S.A.(b)(h)	5Y US TI + 3.00%	07/01/2030	90,000
250,000	Banco de Credito del Peru S.A.(b)(h)	5Y US TI + 2.45%	09/30/2031	242,628
150,000	Banco Internacional del Peru SAA Interbank(b)(g)	5Y US TI + 2.07%	04/30/2035	153,173
200,000	Banco Internacional del Peru SAA Interbank(b)(h)	5Y US TI + 3.71%	07/08/2030	199,407
200,000	Cia de Minas Buenaventura SAA(h)	5.50%	07/23/2026	200,036

Principal Amount/Description		Rate	Maturity	Value
$150,000	InRetail Shopping Malls(h)	5.75%	04/03/2028	$150,021
200,000	Orazul Energy Peru SA(h)	5.63%	04/28/2027	198,259
				1,233,524
Singapore - 0.05%
200,000	BPRL International Singapore Pte, Ltd.	4.38%	01/18/2027	199,196
200,000	Oversea-Chinese Banking Corp., Ltd.(b)(h)	5Y US TI + 1.58%	09/10/2030	198,994
200,000	United Overseas Bank, Ltd.(b)	5Y US TI + 1.52%	03/16/2031	196,046
				594,236
Spain - 0.04%
250,000	AI Candelaria -spain- SA(h)	5.75%	06/15/2033	212,337
261,000	CaixaBank SA(b)(g)	1D US SOFR + 2.26%	06/15/2035	273,225
				485,562
Vietnam - 0.01%
169,400	Mong Duong Finance Holdings BV(h)	5.13%	05/07/2029	165,626

TOTAL FOREIGN CORPORATE BONDS
(Cost $28,009,034)				24,493,758

U.S. CORPORATE BONDS - 13.49%
Advertising - 0.00%(d)
30,000	Clear Channel Outdoor Holdings, Inc.(g)	7.50%	06/01/2029	27,772

Aerospace/Defense - 0.05%
70,000	AAR Escrow Issuer LLC(g)	6.75%	03/15/2029	72,589
70,000	Goat Holdco LLC(g)	6.75%	02/01/2032	71,223
134,000	Hexcel Corp.	5.88%	02/26/2035	136,400
241,000	Northrop Grumman Corp.	5.20%	06/01/2054	224,787
115,000	TransDigm, Inc.(g)	6.38%	05/31/2033	115,392
				620,391
Agriculture - 0.09%
236,000	BAT Capital Corp.	5.63%	08/15/2035	240,248
203,000	BAT Capital Corp.	4.54%	08/15/2047	164,126
284,000	Bunge, Ltd. Finance Corp.	4.65%	09/17/2034	275,669
230,000	Philip Morris International, Inc.	5.38%	02/15/2033	237,618
201,000	Philip Morris International, Inc.	5.25%	02/13/2034	205,117
				1,122,778
Airlines - 0.01%
60,000	American Airlines, Inc.(g)	8.50%	05/15/2029	62,950
40,000	JetBlue Airways Corp. / JetBlue Loyalty LP(g)	9.88%	09/20/2031	38,940
				101,890
Auto Manufacturers - 0.04%
455,000	Hyundai Capital America(g)	5.30%	01/08/2029	462,481

Auto Parts & Equipment - 0.02%
170,000	Clarios Global LP / Clarios US Finance Co.(g)	6.75%	02/15/2030	176,900
35,000	Dornoch Debt Merger Sub, Inc.(g)	6.63%	10/15/2029	27,147
				204,047
Banks - 0.41%
192,000	Bank of America Corp.(b)	1D US SOFR + 1.21%	10/20/2032	169,271

Principal Amount/Description		Rate	Maturity	Value
$180,000	Bank of America Corp.(b)	1D US SOFR + 1.65%	01/23/2035	$184,991
197,000	Bank of America Corp.(b)	1D US SOFR + 1.70%	02/12/2036	200,276
124,000	Bank of America Corp.(a)(b)	5Y US TI + 2.684%	12/31/9999	128,731
200,000	Bank of New York Mellon Corp.(b)	1D US SOFR + 1.23%	07/22/2032	204,786
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(b)(h)	5Y US TI + 4.214%	01/08/2039	206,864
93,000	Citigroup, Inc.(b)	1D US SOFR + 1.28%	02/24/2028	90,969
206,000	Citigroup, Inc.(b)	1D US SOFR + 1.463%	05/07/2031	208,404
112,000	Citigroup, Inc.(b)	1D US SOFR + 2.66%	05/25/2034	117,290
115,000	Comerica, Inc.(b)	1D US SOFR + 2.16%	01/30/2030	117,821
216,000	Goldman Sachs Group, Inc.(b)	1D US SOFR + 1.55%	07/23/2035	217,972
134,000	Huntington Bancshares, Inc.(b)	1D US SOFR + 1.28%	01/15/2031	137,337
112,000	Huntington Bancshares, Inc.(b)	SOFRINDX + 1.87%	02/02/2035	114,503
196,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.01%	01/24/2031	201,043
232,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.435%	04/22/2031	237,814
447,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.46%	07/22/2035	455,061
114,000	Morgan Stanley(b)	5Y US TI + 2.43%	01/19/2038	117,319
226,000	Morgan Stanley(b)	5Y US TI + 1.80%	02/07/2039	232,074
149,000	Santander Holdings USA, Inc.(b)	1D US SOFR + 1.61%	03/20/2029	151,531
197,000	State Street Corp.(b)	1D US SOFR + 0.95%	04/24/2028	198,326
98,000	Truist Financial Corp.(b)	1D US SOFR + 2.45%	10/30/2029	106,024
227,000	Truist Financial Corp.(b)	1D US SOFR + 1.57%	08/05/2032	231,488
479,000	Wells Fargo & Co.(b)	1D US SOFR + 1.50%	04/23/2031	490,715
341,000	Wells Fargo & Co.(b)	1D US SOFR + 2.06%	10/23/2034	372,860
				4,893,470
Beverages - 0.04%
210,000	Diageo Investment Corp.	5.13%	08/15/2030	216,418
227,000	Keurig Dr Pepper, Inc.	5.20%	03/15/2031	234,364
				450,782
Biotechnology - 0.08%
332,000	Amgen, Inc.	5.75%	03/02/2063	323,015
232,000	Biogen, Inc.	5.05%	01/15/2031	236,280
124,000	Gilead Sciences, Inc.	5.55%	10/15/2053	122,494
225,000	Royalty Pharma PLC	5.40%	09/02/2034	228,083
				909,872
Building Materials - 0.09%
99,000	Amrize Finance US LLC(g)	4.95%	04/07/2030	100,376
150,000	Builders FirstSource, Inc.(g)	6.38%	03/01/2034	153,048
65,000	Builders FirstSource, Inc.(g)	6.75%	05/15/2035	67,006

Principal Amount/Description		Rate	Maturity	Value
$75,000	Cornerstone Building Brands, Inc.(g)	9.50%	08/15/2029	$69,015
120,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(g)	6.63%	12/15/2030	122,811
130,000	Griffon Corp.	5.75%	03/01/2028	130,067
120,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(g)	6.75%	04/01/2032	123,154
106,000	Owens Corning	5.70%	06/15/2034	110,150
105,000	Quikrete Holdings, Inc.(g)	6.75%	03/01/2033	108,407
60,000	Standard Building Solutions, Inc.(g)	6.50%	08/15/2032	61,517
				1,045,551
Chemicals - 0.04%
25,000	Avient Corp.(g)	6.25%	11/01/2031	25,250
30,000	Celanese US Holdings LLC	6.50%	04/15/2030	30,729
30,000	Celanese US Holdings LLC	6.75%	04/15/2033	30,336
157,000	EIDP, Inc.	5.13%	05/15/2032	160,258
125,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(g)	9.00%	07/01/2028	125,698
45,000	Olin Corp.(g)	6.63%	04/01/2033	44,346
65,000	WR Grace Holdings LLC(g)	5.63%	08/15/2029	58,898
				475,515
Commercial Services - 0.15%
190,000	Allied Universal Holdco LLC(g)	7.88%	02/15/2031	198,661
216,000	Ashtead Capital, Inc.(g)	5.55%	05/30/2033	218,261
55,000	Dcli Bidco LLC(g)	7.75%	11/15/2029	55,759
229,000	Global Payments, Inc.	4.95%	08/15/2027	231,756
65,000	Herc Holdings, Inc.(g)	7.00%	06/15/2030	67,924
228,000	Quanta Services, Inc.	5.25%	08/09/2034	230,937
200,000	Rentokil Terminix Funding LLC(g)	5.00%	04/28/2030	201,484
99,000	Rollins, Inc.(g)	5.25%	02/24/2035	99,414
87,000	Triton Container International, Ltd. / TAL International Container Corp.	3.25%	03/15/2032	75,232
228,000	Verisk Analytics, Inc.	5.25%	06/05/2034	232,986
60,000	Veritiv Operating Co.(g)	10.50%	11/30/2030	65,025
80,000	VT Topco, Inc.(g)	8.50%	08/15/2030	84,408
75,000	Wand NewCo 3, Inc.(g)	7.63%	01/30/2032	78,887
				1,840,734
Computers - 0.10%
40,000	CACI International, Inc.(g)	6.38%	06/15/2033	41,328
110,000	Dell, Inc.	6.50%	04/15/2038	117,720
567,000	Hewlett Packard Enterprise Co.	5.00%	10/15/2034	550,256
438,000	Kyndryl Holdings, Inc.	4.10%	10/15/2041	349,340
116,000	NetApp, Inc.	5.50%	03/17/2032	119,525
				1,178,169
Distribution/Wholesale - 0.00%(d)
50,000	Dealer Tire LLC / DT Issuer LLC(g)	8.00%	02/01/2028	48,339

Diversified Financial Services - 0.12%
256,000	Aircastle, Ltd. / Aircastle Ireland DAC(g)	5.25%	03/15/2030	258,266
519,000	American Express Co.(b)	1D US SOFR + 1.44%	04/25/2031	530,093
166,000	Aviation Capital Group LLC(g)	5.38%	07/15/2029	169,137
150,000	OneMain Finance Corp.	7.50%	05/15/2031	156,835
40,000	OneMain Finance Corp.	7.13%	09/15/2032	41,461

Principal Amount/Description		Rate	Maturity	Value
$70,000	PennyMac Financial Services, Inc.(g)	7.88%	12/15/2029	$74,382
45,000	PennyMac Financial Services, Inc.(g)	6.88%	05/15/2032	46,039
60,000	Rocket Cos., Inc.(g)	6.13%	08/01/2030	61,179
60,000	Rocket Cos., Inc.(g)	6.38%	08/01/2033	61,467
				1,398,859
Electric - 0.43%
132,000	AEP Texas, Inc.	5.45%	05/15/2029	136,311
224,000	Arizona Public Service Co.	5.70%	08/15/2034	231,188
219,000	Black Hills Corp.	6.00%	01/15/2035	227,300
236,000	Commonwealth Edison Co.	5.95%	06/01/2055	244,593
141,000	Consumers Energy Co.	4.50%	01/15/2031	141,600
355,000	DTE Energy Co.	5.85%	06/01/2034	371,552
301,000	Duke Energy Corp.	3.95%	08/15/2047	226,651
78,000	Duke Energy Corp.	5.00%	08/15/2052	68,486
166,000	Duke Energy Corp.	5.80%	06/15/2054	162,294
115,000	Entergy Arkansas LLC	5.75%	06/01/2054	114,141
246,000	Evergy Kansas Central, Inc.	5.70%	03/15/2053	243,076
1,000,000	Exelon Corp.	4.05%	04/15/2030	984,142
75,000	Lightning Power LLC(g)	7.25%	08/15/2032	78,983
750,000	NextEra Energy Capital Holdings, Inc.	2.44%	01/15/2032	651,842
107,000	NextEra Energy Capital Holdings, Inc.(b)	5Y US TI + 2.46%	06/15/2054	111,277
79,000	Niagara Mohawk Power Corp.(g)	4.65%	10/03/2030	79,000
75,000	NRG Energy, Inc.(g)	6.00%	02/01/2033	75,794
81,000	PSEG Power LLC(g)	5.20%	05/15/2030	82,692
157,000	Southern Co.(b)	5Y US TI + 2.07%	03/15/2055	161,941
170,000	Southwestern Electric Power Co.	3.25%	11/01/2051	110,005
464,000	Trans-Allegheny Interstate Line Co.(g)	5.00%	01/15/2031	472,303
82,000	Virginia Electric and Power Co.	5.55%	08/15/2054	79,488
85,000	Vistra Operations Co. LLC(g)	7.75%	10/15/2031	90,402
				5,145,061
Electrical Components & Equipment - 0.02%
234,000	Molex Electronic Technologies LLC(g)	5.25%	04/30/2032	237,538
45,000	WESCO Distribution, Inc.(g)	6.38%	03/15/2033	46,543
				284,081
Electronics - 0.03%
114,000	Amphenol Corp.	5.38%	11/15/2054	111,646
229,000	Arrow Electronics, Inc.	5.15%	08/21/2029	232,615
				344,261
Engineering & Construction - 0.03%
157,000	Jacobs Engineering Group, Inc.	5.90%	03/01/2033	163,460
227,000	MasTec, Inc.	5.90%	06/15/2029	234,979
				398,439
Entertainment - 0.06%
125,000	Caesars Entertainment, Inc.(g)	6.00%	10/15/2032	122,667
60,000	Light & Wonder International, Inc.(g)	7.25%	11/15/2029	61,853
190,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.(g)	6.63%	02/01/2033	190,397
195,000	Six Flags Entertainment Corp.(g)	7.25%	05/15/2031	200,521
75,000	Voyager Parent LLC(g)	9.25%	07/01/2032	78,079
				653,517

Principal Amount/Description		Rate	Maturity	Value
Environmental Control - 0.08%
$210,000	Madison IAQ LLC(g)	5.88%	06/30/2029	$206,724
469,000	Republic Services, Inc.	5.15%	03/15/2035	478,420
227,000	Veralto Corp.	5.35%	09/18/2028	234,080
				919,224
Food - 0.10%
229,000	Flowers Foods, Inc.	5.75%	03/15/2035	234,849
238,000	Mars, Inc.(g)	5.70%	05/01/2055	237,588
100,000	Post Holdings, Inc.(g)	6.38%	03/01/2033	101,162
114,000	The Campbell's Company	5.40%	03/21/2034	115,851
280,000	United Natural Foods, Inc.(g)	6.75%	10/15/2028	276,629
175,000	US Foods, Inc.(g)	5.75%	04/15/2033	175,254
				1,141,333
Gas - 0.06%
96,000	National Fuel Gas Co.	5.95%	03/15/2035	98,207
232,000	NiSource, Inc.	5.35%	04/01/2034	236,012
112,000	NiSource, Inc.(b)	5Y US TI + 2.45%	11/30/2054	116,869
196,000	NiSource, Inc.	5.85%	04/01/2055	194,149
20,000	Venture Global Plaquemines LNG LLC(g)	7.50%	05/01/2033	21,430
				666,667
Gas Utilities - 0.01%
65,000	Venture Global Plaquemines Lng LLC(g)	6.50%	01/15/2034	65,000

Healthcare-Products - 0.05%
245,000	Agilent Technologies, Inc.	4.75%	09/09/2034	241,222
100,000	Medline Borrower LP(g)	5.25%	10/01/2029	99,293
229,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/2034	229,867
				570,382
Healthcare-Services - 0.15%
388,000	Centene Corp.	2.50%	03/01/2031	334,321
95,000	CHS/Community Health Systems, Inc.(g)	6.00%	01/15/2029	91,454
66,000	Elevance Health, Inc.	4.55%	05/15/2052	54,021
154,000	IQVIA, Inc.	6.25%	02/01/2029	161,060
567,000	Laboratory Corp. of America Holdings	4.80%	10/01/2034	554,560
85,000	LifePoint Health, Inc.(g)	10.00%	06/01/2032	87,798
231,000	Quest Diagnostics, Inc.	5.00%	12/15/2034	229,971
105,000	Radiology Partners, Inc.(g)	8.50%	07/15/2032	105,376
125,000	Tenet Healthcare Corp.	6.13%	06/15/2030	127,329
				1,745,890
Home Builders - 0.01%
135,000	Meritage Homes Corp.	5.65%	03/15/2035	135,483

Home Furnishings - 0.01%
60,000	Whirlpool Corp.	6.50%	06/15/2033	60,249

Household Products/Wares - 0.01%
115,000	Avery Dennison Corp.	5.75%	03/15/2033	120,311

Insurance - 0.26%
311,000	200 Park Funding Trust(g)	5.74%	02/15/2055	307,103
100,000	Acrisure LLC / Acrisure Finance, Inc.(g)	6.75%	07/01/2032	101,505

Principal Amount/Description		Rate	Maturity	Value
$95,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(g)	6.75%	10/15/2027	$95,141
75,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(g)	6.50%	10/01/2031	76,489
97,000	American International Group, Inc.	5.45%	05/07/2035	99,521
94,000	American National Group, Inc.	5.75%	10/01/2029	96,306
320,000	American National Group, Inc.	6.00%	07/15/2035	322,034
40,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves(g)	7.88%	11/01/2029	40,950
134,000	Arthur J Gallagher & Co.	4.85%	12/15/2029	136,050
285,000	Arthur J Gallagher & Co.	5.15%	02/15/2035	285,299
185,000	Athene Global Funding(g)	5.35%	07/09/2027	187,936
276,000	Athene Global Funding(g)	4.72%	10/08/2029	275,525
174,000	Athene Holding, Ltd.(b)	5Y US TI + 2.61%	10/15/2054	171,721
100,000	Brown & Brown, Inc.	6.25%	06/23/2055	103,177
209,000	Guardian Life Global Funding(g)	4.80%	04/28/2030	212,723
254,000	Massachusetts Mutual Life Insurance Co.(g)	3.20%	12/01/2061	153,954
197,000	MetLife, Inc.(b)	5Y US TI + 2.08%	03/15/2055	202,649
100,000	Panther Escrow Issuer LLC(g)	7.13%	06/01/2031	103,941
147,000	Prudential Financial, Inc.	5.20%	03/14/2035	148,653
				3,120,677
Internet - 0.12%
239,000	Expedia Group, Inc.	3.80%	02/15/2028	235,529
261,000	Meta Platforms, Inc.	4.45%	08/15/2052	220,211
167,000	Netflix, Inc.	5.40%	08/15/2054	164,937
262,000	Uber Technologies, Inc.(g)	4.50%	08/15/2029	260,642
228,000	Uber Technologies, Inc.	4.80%	09/15/2034	224,098
287,000	VeriSign, Inc.	5.25%	06/01/2032	292,599
				1,398,016
Investment Companies - 8.95%
11,500,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	11,856,744
6,800,000	Blue Owl Capital Corp.	3.75%	07/22/2025	6,794,799
5,247,000	Blue Owl Capital Corp.	3.13%	04/13/2027	5,068,683
4,000,000	Blue Owl Capital Corp.	2.88%	06/11/2028	3,727,473
2,000,000	Blue Owl Credit Income Corp.	4.70%	02/08/2027	1,988,246
3,400,000	Blue Owl Credit Income Corp.	7.75%	09/16/2027	3,567,362
2,000,000	Blue Owl Credit Income Corp.	7.95%	06/13/2028	2,139,038
9,550,000	Blue Owl Technology Finance Corp.(g)	4.75%	12/15/2025	9,526,715
11,434,000	Blue Owl Technology Finance Corp.(g)	6.10%	03/15/2028	11,499,081
4,800,000	Blue Owl Technology Finance Corp.	6.75%	04/04/2029	4,897,346
3,000,000	Carlyle Secured Lending, Inc.	6.75%	02/18/2030	3,068,166
10,000,000	Franklin BSP Capital Corp.	7.20%	06/15/2029	10,354,978
2,300,000	Golub Capital BDC, Inc.	2.05%	02/15/2027	2,194,339
8,312,000	New Mountain Finance Corp.	6.88%	02/01/2029	8,470,606
8,300,000	Oaktree Specialty Lending Corp.	7.10%	02/15/2029	8,550,885
8,900,000	Oaktree Specialty Lending Corp.	6.34%	02/27/2030	8,822,054
1,000,000	Oaktree Strategic Credit Fund	8.40%	11/14/2028	1,078,586
3,100,000	PennantPark Investment Corp.	4.00%	11/01/2026	2,995,048
				106,600,149
Leisure Time - 0.06%
115,000	Carnival Corp.(g)	5.88%	06/15/2031	117,228
78,000	Carnival Corp.(g)	6.13%	02/15/2033	79,855

Principal Amount/Description		Rate	Maturity	Value
$135,000	Life Time, Inc.(g)	6.00%	11/15/2031	$137,238
223,000	Royal Caribbean Cruises, Ltd.(g)	5.38%	07/15/2027	224,457
15,000	Sabre GLBL, Inc.(g)	8.63%	06/01/2027	15,366
75,000	Sabre GLBL, Inc.(g)	10.75%	11/15/2029	77,347
				651,491
Lodging - 0.02%
55,000	Full House Resorts, Inc.(g)	8.25%	02/15/2028	53,480
231,000	Marriott International, Inc.	5.30%	05/15/2034	233,916
				287,396
Machinery-Diversified - 0.04%
88,000	Regal Rexnord Corp.	6.05%	02/15/2026	88,522
131,000	Regal Rexnord Corp.	6.05%	04/15/2028	135,031
234,000	Westinghouse Air Brake Technologies Corp.	4.90%	05/29/2030	237,389
				460,942
Media - 0.06%
65,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.13%	05/01/2027	64,835
85,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.75%	03/01/2030	82,412
10,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.75%	02/01/2032	9,492
80,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.25%	01/15/2034	71,265
135,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(g)	5.88%	08/15/2027	134,644
75,000	DISH DBS Corp.(g)	5.75%	12/01/2028	65,062
25,000	DISH DBS Corp.	5.13%	06/01/2029	16,687
60,000	Gray Media, Inc.(g)	10.50%	07/15/2029	64,504
70,000	McGraw-Hill Education, Inc.(g)	5.75%	08/01/2028	70,470
25,000	McGraw-Hill Education, Inc.(g)	7.38%	09/01/2031	26,098
65,000	Univision Communications, Inc.(g)	7.38%	06/30/2030	63,928
				669,397
Mining - 0.06%
50,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	49,766
398,000	Glencore Funding LLC(g)	5.37%	04/04/2029	408,209
232,000	Newmont Corp. / Newcrest Finance Pty, Ltd.	5.35%	03/15/2034	238,149
50,000	Novelis Corp.(g)	6.88%	01/30/2030	51,728
				747,852
Oil & Gas - 0.10%
122,000	APA Corp.(g)	6.10%	02/15/2035	119,726
90,000	Chord Energy Corp.(g)	6.75%	03/15/2033	92,002
55,000	Civitas Resources, Inc.(g)	8.38%	07/01/2028	56,384
65,000	CNX Resources Corp.(g)	6.00%	01/15/2029	65,302
109,000	Devon Energy Corp.	5.75%	09/15/2054	98,219
123,000	Expand Energy Corp.	4.75%	02/01/2032	119,686
125,000	Gulfport Energy Operating Corp.(g)	6.75%	09/01/2029	128,263
50,000	Hilcorp Energy I LP / Hilcorp Finance Co.(g)	7.25%	02/15/2035	48,939
60,000	Matador Resources Co.(g)	6.50%	04/15/2032	60,071
50,000	Nabors Industries, Inc.(g)	9.13%	01/31/2030	47,915
65,000	Permian Resources Operating LLC(g)	7.00%	01/15/2032	67,425
114,000	Permian Resources Operating LLC(g)	6.25%	02/01/2033	115,131
55,000	SM Energy Co.(g)	7.00%	08/01/2032	54,253

Principal Amount/Description		Rate	Maturity	Value
$20,000	Transocean, Inc.(g)	8.00%	02/01/2027	$19,716
73,000	Vine Engergy Holdings LLC(g)	6.75%	04/15/2029	73,919
45,000	Vital Energy, Inc.(g)	7.88%	04/15/2032	38,511
				1,205,462
Oil & Gas Services - 0.02%
120,000	Archrock Partners LP / Archrock Partners Finance Corp.(g)	6.63%	09/01/2032	122,340
120,000	Kodiak Gas Services LLC(g)	7.25%	02/15/2029	124,206
35,000	Weatherford International, Ltd.(g)	8.63%	04/30/2030	36,099
				282,645
Packaging & Containers - 0.06%
86,000	Berry Global, Inc.(g)	4.88%	07/15/2026	85,963
157,000	Berry Global, Inc.	5.65%	01/15/2034	162,114
130,000	Clydesdale Acquisition Holdings, Inc.(g)	6.75%	04/15/2032	133,496
90,000	Sealed Air Corp./Sealed Air Corp US(g)	7.25%	02/15/2031	94,836
118,000	Sonoco Products Co.	4.60%	09/01/2029	117,783
115,000	Trident TPI Holdings, Inc.(g)	12.75%	12/31/2028	122,134
				716,326
Pharmaceuticals - 0.07%
247,000	AbbVie, Inc.	4.70%	05/14/2045	221,582
130,000	AbbVie, Inc.	5.50%	03/15/2064	126,172
35,000	Bausch Health Cos., Inc.(g)	5.25%	01/30/2030	22,194
232,000	Cardinal Health, Inc.	4.60%	03/15/2043	199,648
33,000	Cardinal Health, Inc.	4.50%	11/15/2044	27,849
243,000	Takeda US Financing, Inc.	5.90%	07/07/2055	244,400
				841,845
Pipelines - 0.31%
60,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(g)	7.25%	07/15/2032	63,617
60,000	Buckeye Partners LP(g)	6.88%	07/01/2029	62,199
247,000	Cheniere Energy Partners LP	4.00%	03/01/2031	235,160
235,000	Cheniere Energy, Inc.	4.63%	10/15/2028	234,743
121,000	DT Midstream, Inc.(g)	4.13%	06/15/2029	116,943
240,000	Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	229,695
1,000,000	Energy Transfer LP	3.90%	07/15/2026	993,698
226,000	Enterprise Products Operating LLC	5.55%	02/16/2055	218,257
103,000	Florida Gas Transmission Co. LLC(g)	5.75%	07/15/2035	105,445
115,000	Harvest Midstream I LP(g)	7.50%	05/15/2032	121,547
118,000	Hess Midstream Operations LP(g)	5.88%	03/01/2028	119,833
120,000	Hess Midstream Operations LP(g)	5.50%	10/15/2030	120,614
324,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	359,539
115,000	Kinetik Holdings LP(g)	5.88%	06/15/2030	116,048
30,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(g)	8.13%	02/15/2029	30,332
308,000	NGPL PipeCo LLC(g)	3.25%	07/15/2031	274,767
111,000	ONEOK, Inc.	5.38%	06/01/2029	113,413
60,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(g)	7.38%	02/15/2029	61,705
49,000	Targa Resources Corp.	5.50%	02/15/2035	49,195
30,000	Venture Global LNG, Inc.(g)	8.13%	06/01/2028	31,025
30,000	Venture Global LNG, Inc.(g)	8.38%	06/01/2031	31,180

Principal Amount/Description		Rate	Maturity	Value
$25,000	Venture Global LNG, Inc.(g)	9.88%	02/01/2032	$27,015
				3,715,970
Real Estate - 0.00%(d)
55,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(g)	7.00%	04/15/2030	51,434

REITS - 0.28%
114,000	Agree LP	2.60%	06/15/2033	95,005
335,000	American Homes 4 Rent LP	5.50%	02/01/2034	340,782
110,000	American Tower Corp.	5.55%	07/15/2033	113,520
86,000	American Tower Corp.	3.70%	10/15/2049	62,925
98,000	Americold Realty Operating Partnership LP	5.60%	05/15/2032	98,526
200,000	Crown Castle, Inc.	3.65%	09/01/2027	196,621
231,000	Extra Space Storage LP	5.40%	02/01/2034	234,743
303,000	First Industrial LP	5.25%	01/15/2031	306,684
100,000	Iron Mountain, Inc.(g)	7.00%	02/15/2029	103,587
25,000	Iron Mountain, Inc.(g)	6.25%	01/15/2033	25,723
238,000	Lineage OP LP(g)	5.25%	07/15/2030	239,536
118,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	118,582
136,000	Omega Healthcare Investors, Inc.	3.25%	04/15/2033	117,469
175,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(g)	7.00%	02/01/2030	180,086
173,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%	07/15/2034	178,044
135,000	Realty Income Corp.	5.13%	04/15/2035	135,227
100,000	RHP Hotel Properties LP / RHP Finance Corp.(g)	6.50%	06/15/2033	102,937
111,000	Sabra Health Care LP	3.20%	12/01/2031	98,972
276,000	Sun Communities Operating LP	2.70%	07/15/2031	244,758
45,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(g)	8.63%	06/15/2032	45,495
241,000	VICI Properties LP / VICI Note Co., Inc.(g)	4.63%	12/01/2029	236,868
				3,276,090
Retail - 0.13%
191,000	AutoNation, Inc.	5.89%	03/15/2035	193,852
232,000	AutoZone, Inc.	5.13%	06/15/2030	237,949
42,971	Carvana Co.(g)(i)	9.00% (12.00%)	12/01/2028	44,119
20,000	Carvana Co.(g)(i)	9.00% (13.00%)	06/01/2030	21,045
65,000	Cougar JV Subsidiary LLC(g)	8.00%	05/15/2032	69,350
30,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(g)	6.75%	01/15/2030	27,708
230,000	Genuine Parts Co.	4.95%	08/15/2029	233,626
134,000	Lowe's Cos., Inc.	5.63%	04/15/2053	128,983
265,000	McDonald's Corp.	4.45%	03/01/2047	224,181
30,000	Michaels Cos., Inc.(g)	5.25%	05/01/2028	24,135
116,000	O'Reilly Automotive, Inc.	5.00%	08/19/2034	114,950
45,000	QXO Building Products, Inc.(g)	6.75%	04/30/2032	46,471
65,000	Staples, Inc.(g)	10.75%	09/01/2029	61,843
95,000	Victra Holdings LLC / Victra Finance Corp.(g)	8.75%	09/15/2029	99,644
				1,527,856

Principal Amount/Description		Rate	Maturity	Value
Semiconductors - 0.11%
$609,000	Broadcom, Inc.(g)	3.50%	02/15/2041	$482,955
200,000	Foundry JV Holdco LLC(g)	6.40%	01/25/2038	210,876
438,000	Marvell Technology, Inc.	5.95%	09/15/2033	462,764
133,000	Qorvo, Inc.(g)	3.38%	04/01/2031	120,052
				1,276,647
Software - 0.15%
114,000	AppLovin Corp.	5.38%	12/01/2031	116,054
70,000	AthenaHealth Group, Inc.(g)	6.50%	02/15/2030	68,965
109,000	Cadence Design Systems, Inc.	4.70%	09/10/2034	107,725
35,000	CoreWeave, Inc.(g)	9.25%	06/01/2030	35,811
60,000	Ellucian Holdings, Inc.(g)	6.50%	12/01/2029	61,512
213,000	Fiserv, Inc.	5.45%	03/15/2034	218,295
194,000	Intuit, Inc.	5.50%	09/15/2053	192,771
83,000	Oracle Corp.	3.80%	11/15/2037	71,098
148,000	Oracle Corp.	5.38%	09/27/2054	135,391
465,000	Paychex, Inc.	5.35%	04/15/2032	477,690
213,000	Workday, Inc.	3.70%	04/01/2029	208,105
124,000	Workday, Inc.	3.80%	04/01/2032	116,563
				1,809,980
Telecommunications - 0.16%
500,000	AT&T, Inc.	4.30%	02/15/2030	498,536
672,000	AT&T, Inc.	3.50%	09/15/2053	455,204
65,000	CommScope LLC(g)	9.50%	12/15/2031	68,116
50,000	EchoStar Corp.	10.75%	11/30/2029	51,542
50,000	Level 3 Financing, Inc.(g)	4.50%	04/01/2030	45,500
115,000	Level 3 Financing, Inc.(g)	6.88%	06/30/2033	117,098
197,000	Motorola Solutions, Inc.	5.20%	08/15/2032	200,381
261,000	T-Mobile USA, Inc.	3.40%	10/15/2052	174,508
146,000	T-Mobile USA, Inc.	5.25%	06/15/2055	133,431
142,000	T-Mobile USA, Inc.	5.88%	11/15/2055	142,041
35,000	Windstream Services LLC / Windstream Escrow Finance Corp.(g)	8.25%	10/01/2031	36,685
				1,923,042
Transportation - 0.21%
1,160,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	1,099,162
584,000	CSX Corp.	3.80%	11/01/2046	453,633
130,000	Genesee & Wyoming, Inc.(g)	6.25%	04/15/2032	132,811
101,000	Norfolk Southern Corp.	5.10%	05/01/2035	101,550
65,000	Star Leasing Co. LLC(g)	7.63%	02/15/2030	64,511
500,000	Union Pacific Corp.	3.70%	03/01/2029	491,840
60,000	Watco Cos. LLC / Watco Finance Corp.(g)	7.13%	08/01/2032	62,763
135,000	XPO, Inc.(g)	7.13%	06/01/2031	141,656
				2,547,926
Trucking & Leasing - 0.03%
30,000	Fortress Transportation and Infrastructure Investors LLC(g)	5.88%	04/15/2033	29,647
134,000	GATX Corp.	5.50%	06/15/2035	135,785
230,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.(g)	5.25%	02/01/2030	235,491
				400,923

TOTAL U.S. CORPORATE BONDS
(Cost $158,225,079)				160,542,614

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.08%
Colombia - 0.03%
$600,000	Colombia Government International Bond	4.13%	05/15/2051	$343,014
Dominican Republic - 0.01%
100,000	Dominican Republic International Bond(h)	5.95%	01/25/2027	101,110
Guatemala - 0.02%
300,000	Guatemala Government Bond(h)	4.38%	06/05/2027	295,500
Mexico - 0.02%
200,000	Mexico Government International Bond	6.34%	05/04/2053	184,020

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $1,169,962)				923,644

BANK LOANS - 1.76%(b)
Canada - 0.10%
388,005	Bausch + Lomb Corp., First Lien	3M SOFR + 3.25%, 0.50% Floor	05/10/2027	387,807
325,000	Bausch and Lomb Corp	3M SOFR + 4.25%	12/18/2030	326,017
388,045	Garda World Security Corp., First Lien	3M SOFR + 4.50%	02/01/2029	389,568
43,975	Kronos Acquisition Holdings, Inc., First Lien	3M SOFR + 4.00%	07/08/2031	39,534
				1,142,926
Cayman Islands - 0.01%
155,000	AAdvantage Loyalty IP, Ltd., First Lien	3M SOFR + 3.25%	05/28/2032	156,201

Great Britain - 0.02%
200,000	Ardonagh Midco 3 Limited	6M SOFR + 2.75%	02/15/2031	199,000
16,154	Inmarsat PLC, First Lien - B Term Loan	3M SOFR + 5.25%	11/21/2031	16,255
				215,255
Ireland - 0.00%(d)
60,000	Flutter Entertainment Public Limited	3M CME TERM + 2.00%	05/22/2032	60,075

Luxembourg - 0.01%
209,702	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan	3M SOFR + 5.145%, 1.00% Floor	09/29/2028	162,978

Netherlands - 0.02%
200,000	Yinson Bergenia Production BV(g)	8.50%	01/31/2045	202,966

United States - 1.60%
392,964	ADMI Corp., First Lien	1M SOFR + 3.75%, 0.50% Floor	12/23/2027	375,772
385,000	AI Aqua Merger Sub, Inc., First Lien	1M SOFR + 3.00%, 0.50% Floor	07/31/2028	384,888
155,000	Alera Group Inc	3M CME TERM + 3.25%	05/21/2032	155,639
388,050	Alliant Holdings Intermediate LLC, First Lien	1M SOFR + 2.75%	09/19/2031	388,578

Principal Amount/Description		Rate	Maturity	Value
$238,270	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan	1M SOFR + 3.75%, 0.50% Floor	04/07/2028	$239,675
100,000	Arches Buyer, Inc., First Lien	1M SOFR + 3.25%, 0.50% Floor	12/06/2027	98,893
388,997	Ascend Learning LLC, First Lien	3M SOFR + 3.50%, 0.50% Floor	12/11/2028	389,381
19,900	Aspire Bakeries 12/23 TL	3M SOFR + 4.25%	12/30/2030	20,002
1,559,522	Astra Acquisition Corp., Second Lien - Initial Term Loan	3M SOFR + 8.88%	10/22/2029	10,402
392,965	Aveanna Healthcare LLC, First Lien	3M SOFR + 3.75%, 0.50% Floor	07/17/2028	385,475
90,000	Beach Acquisition Bidco LLC	3M SOFR + 3.25%	06/28/2032	90,563
195,000	Boxer Parent Co., Inc., Second Lien	3M SOFR + 5.75%	07/30/2032	190,248
388,045	BroadStreet Partners, Inc., First Lien	1M SOFR + 3.00%	06/13/2031	388,947
140,000	Camelot US Acquisition LLC	1M SOFR + 3.25%	01/31/2031	140,263
205,429	Central Parent LLC, First Lien	3M SOFR + 3.25%	07/06/2029	172,057
383,021	Chariot Buyer LLC, First Lien	1M SOFR + 3.25%, 0.50% Floor	11/03/2028	384,108
25,000	CLEARWATER ANALYTICS LLC	6M SOFR + 2.25%	02/07/2032	25,031
190,000	ClubCorp Holdings, Inc., First Lien	3M SOFR + 5.00%	09/18/2026	190,475
390,000	COLOSSUS ACQUIRECO LLC	3M SOFR + 1.75%	06/12/2032	387,904
240,000	CommScope, Inc.	1M SOFR + 5.25%	12/17/2029	243,275
1,630,000	Constant Contact, Inc., Second Lien - Initial Term Loan	3M SOFR + 7.50%, 0.75% Floor	02/12/2029	1,399,762
99,750	Crown Finance US, Inc., First Lien	1M SOFR + 5.25%	12/02/2031	99,850
390,000	Cube Industrials 10/24	3M SOFR + 3.25%	10/09/2031	392,558
99,487	Dexko Global, Inc., First Lien	1M SOFR + 3.75%, 0.50% Floor	10/04/2028	95,447
387,990	DG Investment Intermediate Holdings 2, Inc., First Lien	1M SOFR + 3.50%, 0.75% Floor	03/31/2028	389,189
190,349	Directv Financing LLC, First Lien	3M SOFR + 5.25%, 0.75% Floor	08/02/2029	189,224
194,513	Edelman Financial Engines Center LLC, First Lien	1M SOFR + 3.00%	04/07/2028	194,945
195,000	Edelman Financial Engines Center LLC, Second Lien	1M SOFR + 5.25%	10/06/2028	196,048
170,721	EG America LLC, First Lien	3M SOFR + 4.25%	02/07/2028	171,711
228,000	Fertitta Entertainment, LLC, First Lien	1M SOFR + 3.50%	01/13/2029	228,009
333,925	Focus Financial Partners LLC, First Lien	1M SOFR + 2.75%	09/15/2031	333,593
181,852	Freeport LNG Investments LLLP, First Lien	3M SOFR + 3.25%, 0.50% Floor	12/21/2028	182,269
402,896	Gainwell Acquisition Corp., First Lien - B Term Loan	3M SOFR + 4.00%, 0.75% Floor	10/01/2027	389,097
170,833	GC Ferry Acquisition I Inc	3M SOFR + 0.00%	06/06/2032	168,057
29,167	GC FERRY ACQUISITION I INC	3M SOFR + 0.00%	06/06/2032	28,674
35,004	Golden State Foods 10/24	1M SOFR + 4.25%	10/07/2031	35,216
145,000	Grant Thornton Advisors LLC, First Lien	1M SOFR + 3.00%	05/30/2031	145,417
108,022	Great Outdoors Group LLC, First Lien	1M SOFR + 3.25%, 0.75% Floor	01/16/2032	108,040
30,000	Herc Holdings Inc	3M SOFR + 2.00%	05/17/2032	30,150
388,050	Hexion Holdings Corp., First Lien	1M SOFR + 4.00%, 0.50% Floor	03/15/2029	387,685

Principal Amount/Description		Rate	Maturity	Value
$240,000	Hightower Holding LLC, First Lien	3M SOFR + 3.00%	02/03/2032	$239,801
383,078	INEOS US Petrochem LLC, First Lien	1M SOFR + 4.25%	04/02/2029	357,699
388,045	Kenan Advantage Group, Inc., First Lien	1M SOFR + 3.25%	01/25/2029	383,195
393,020	LBM Acquisition LLC, First Lien	1M SOFR + 3.75%, 0.75% Floor	06/06/2031	368,456
169,724	LC Ahab US Bidco LLC, First Lien	3M SOFR + 3.00%	05/01/2031	169,831
235,000	LifePoint Health, Inc., First Lien	3M SOFR + 3.75%	05/19/2031	232,870
98,938	LSF9 ATLANTIS HLDGS LLC	3M SOFR + 4.25%	03/31/2029	99,092
195,000	Madison IAQ LLC, First Lien	1M CME TERM SOFR + 7.57%, 0.50% Floor	03/28/2032	195,771
45,000	Mavis Tire Express Services Topco Corp., First Lien	3M SOFR + 3.00%, 0.75% Floor	05/04/2028	45,034
115,000	MH Sub I LLC, First Lien	1M SOFR + 4.25%, 0.50% Floor	12/31/2031	100,230
55,000	Michaels Cos., Inc., First Lien	3M SOFR + 4.25%, 0.75% Floor	04/17/2028	46,234
362,689	Mister Car Wash Holdings, Inc., First Lien	1M SOFR + 2.50%	03/27/2031	363,823
194,025	Mitchell International, Inc., First Lien	3M SOFR + 3.25%, 0.50% Floor	06/17/2031	194,089
40,000	Mitchell International, Inc., Second Lien	1M SOFR + 5.25%, 0.50% Floor	06/17/2032	39,510
150,000	MITER Brands Acquisition Holdco, Inc., First Lien	1M SOFR + 3.00%	03/28/2031	150,512
215,232	NEP Group, Inc., First Lien	3M SOFR + 4.75%	08/19/2026	198,888
228,045	OneDigital Borrower LLC, First Lien	1M SOFR + 3.00%, 0.50% Floor	07/02/2031	227,974
320,000	OPAL US LLC	1M SOFR + 3.00%	03/01/2032	321,701
105,000	QXO Building Products, Inc., First Lien	3M SOFR + 3.00%	04/30/2032	105,848
401,106	Radiology Partners 2/24	3M SOFR + 3.50%	01/31/2029	401,440
225,000	Radiology Partners Inc	3M SOFR + 4.50%	06/26/2032	223,453
397,949	Restaurant Technologies, Inc. TLB 1L	3M SOFR + 4.25%	03/17/2029	395,296
105,000	Sabre GLBL, Inc., First Lien	1M SOFR + 5.00%, 0.50% Floor	06/30/2028	104,501
25,000	Sabre GLBL, Inc., First Lien	1M SOFR + 6.00%, 0.50% Floor	11/15/2029	25,000
105,086	SAVOR ACQUISITION INC	1M SOFR + 3.25%	02/04/2032	105,849
9,914	SAVOR ACQUISITION INC	3M SOFR + 3.75%	02/04/2032	9,986
193,846	Signia Aerospace 11/24 TL	3M SOFR + 3.00%	11/21/2031	195,058
104,213	Staples, Inc., First Lien	3M SOFR + 5.75%, 0.50% Floor	09/04/2029	96,434
388,016	STUBHUB HLDGS INC, TL	3M SOFR + 4.75%	03/12/2030	377,667
198,850	Team Health Holdings, Inc., First Lien	3M SOFR + 5.25%, 1.00% Floor	03/02/2027	198,166
135,000	TECTA AMERICA CORP	1M SOFR + 3.00%	02/12/2032	135,464
351,266	Tiger Acquisition LLC, First Lien	3M SOFR + 3.00%	06/01/2028	352,487
175,000	Trucordia Insurance Holdings LLC, First Lien	1M SOFR + 3.25%	06/17/2032	175,547
194,003	Univision Communications, Inc., First Lien	3M SOFR + 4.25%, 0.50% Floor	06/24/2029	193,680
199,008	Vantage Specialty Chemicals, Inc., First Lien	3M SOFR + 4.75%, 0.50% Floor	10/26/2026	193,179
79,850	Veritiv Operating Co., First Lien	3M SOFR + 4.00%	11/30/2030	80,229
145,000	Vestis Corp., First Lien	3M SOFR + 2.25%	02/24/2031	139,562
425,000	VOYAGER PARENT LLC	3M SOFR + 0.00%	05/08/2032	421,222

Principal Amount/Description		Rate	Maturity	Value
$377,284	Wand NewCo 3, Inc., First Lien	1M SOFR + 2.50%	01/30/2031	$376,035
198,549	WaterBridge Midstream Operating LLC, First Lien	3M SOFR + 4.75%	06/27/2029	198,017
388,050	WaterBridge NDB Operating LLC, First Lien	3M SOFR + 4.00%	05/10/2029	388,535
408,975	White Cap Supply Holdings LLC, First Lien	1M SOFR + 3.25%	10/19/2029	407,366
45,000	WHITEWATER MATTERHORN HOLDING LLC	3M SOFR + 2.25%	05/12/2032	45,038
95,000	Zayo Group Holdings, Inc., First Lien	1M SOFR + 4.25%, 0.50% Floor	03/09/2027	91,487
				18,997,773

TOTAL BANK LOANS
(Cost $22,791,741)				20,938,174

COLLATERALIZED LOAN OBLIGATIONS - 4.59%
Cayman Islands - 4.17%
	Apidos CLO XXIV
1,000,000	Series 2018-24A(b)(g)	3M CME TERM SOFR + 6.06%	10/20/2030	1,002,287
	Barings CLO, Ltd.
500,000	Series 2018-4A(b)(g)	3M CME TERM SOFR + 6.08%	10/15/2030	495,941
	Barings CLO, Ltd. 2019-I
1,500,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 7.12%	04/15/2035	1,508,790
	Beechwood Park CLO, Ltd.
500,000	Series 2022-1A(b)(g)	3M CME TERM SOFR + 6.50%	01/17/2035	502,256
	Benefit Street Partners CLO IX, Ltd.
1,000,000	Series 2024-9A(b)(g)	3M CME TERM SOFR + 3.10%	10/20/2037	997,961
	Benefit Street Partners Clo XXXVII, Ltd.
1,000,000	Series 2024-37A(b)(g)	3M CME TERM SOFR + 2.85%	01/25/2038	993,689
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(b)(g)	3M CME TERM SOFR + 3.26%	10/20/2030	990,588
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 6.01%	10/15/2031	1,002,534
	Canyon Capital CLO, Ltd.
1,500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 5.76%	01/30/2031	1,428,829
1,000,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 6.01%	07/15/2031	992,112
	Canyon CLO 2020-1, Ltd.
500,000	Series 2024-1A(b)(g)	3M CME TERM SOFR + 3.10%	07/15/2034	500,961
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2021-3A(b)(g)	3M CME TERM SOFR + 3.31%	07/15/2034	1,011,012
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2021-4A(b)(g)	3M CME TERM SOFR + 6.56%	10/15/2034	1,002,971

Principal Amount/Description		Rate	Maturity	Value
	Carlyle Global Market Strategies CLO, Ltd.
$1,000,000	Series 2018-2RA(b)(g)	3M CME TERM SOFR + 5.61%	05/15/2031	$997,086
	Carlyle US CLO 2020-2, Ltd.
2,000,000	Series 2021-2A(b)(g)	3M CME TERM SOFR + 6.96%	01/25/2035	2,010,757
	Carlyle US CLO 2022-5, Ltd.
500,000	Series 2024-5A(b)(g)	3M CME TERM SOFR + 3.15%	10/15/2037	503,288
	Chenango Park CLO, Ltd.
1,000,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 6.06%	04/15/2030	992,019
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(b)(g)	3M CME TERM SOFR + 2.16%	04/20/2031	500,000
	Empower CLO 2022-1, Ltd.
500,000	Series 2024-1A(b)(g)	3M CME TERM SOFR + 3.00%	10/20/2037	498,308
	Lakeside Park CLO, Ltd.
1,000,000	Series 2025-1A(b)(g)	3M CME TERM SOFR + 4.60%	04/15/2038	979,898
	Lewey Park CLO, Ltd.
500,000	Series 2024-1A(b)(g)	3M CME TERM SOFR + 2.95%	10/21/2037	500,638
	Milos CLO, Ltd.
500,000	Series 2020-1A(b)(g)	3M CME TERM SOFR + 6.41%	10/20/2030	499,278
	Neuberger Berman Loan Advisers Clo 44, Ltd.
500,000	Series 2025-44A(b)(g)	3M CME TERM SOFR + 2.65%	10/16/2035	499,979
1,000,000	Series 2025-44A(b)(g)	3M CME TERM SOFR + 5.15%	10/16/2035	998,945
	Neuberger Berman Loan Advisers CLO 46, Ltd.
500,000	Series 2025-46A(b)(g)	3M CME TERM SOFR + 2.65%	01/20/2037	501,063
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 6.36%	07/20/2034	495,951
	Rockland Park CLO, Ltd.
500,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 6.51%	04/20/2034	502,226
	Sound Point CLO XVIII, Ltd.
2,000,000	Series 2018-4A(b)(g)	3M CME TERM SOFR + 2.76%	01/21/2031	1,953,132
	Sound Point CLO XXIII
500,000	Series 2021-2A(b)(g)	3M CME TERM SOFR + 3.56%	07/15/2034	485,640
	Sound Point CLO XXIV
1,375,000	Series 2021-3A(b)(g)	3M CME TERM SOFR + 6.98%	10/25/2034	1,172,525
500,000	Series 2021-3A(b)(g)	3M CME TERM SOFR + 3.76%	10/25/2034	490,169
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 3.61%	07/20/2034	501,493
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(b)(g)	3M CME TERM SOFR + 7.16%	01/25/2032	984,416

Principal Amount/Description		Rate	Maturity	Value
	Sound Point CLO XXXII, Ltd.
$500,000	Series 2021-4A(b)(g)	3M CME TERM SOFR + 3.66%	10/25/2034	$485,514
500,000	Series 2021-4A(b)(g)	3M CME TERM SOFR + 6.96%	10/25/2034	443,107
	THL Credit Wind River 2017-1 CLO, Ltd.
1,400,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 3.98%	04/18/2036	1,404,059
	THL Credit Wind River 2017-3 CLO, Ltd.
500,000	Series 2021-3A(b)(g)	3M CME TERM SOFR + 7.31%	04/15/2035	484,672
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 3.16%	07/15/2030	501,706
2,000,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 5.76%	07/15/2030	2,010,328
1,000,000	Series 2018-2A(b)(g)	3M CME TERM SOFR + 6.01%	07/15/2030	959,999
1,000,000	Series 2018-3A(b)(g)	3M CME TERM SOFR + 3.66%	10/22/2031	1,015,623
1,000,000	Series 2018-3A(b)(g)	3M CME TERM SOFR + 6.48%	10/22/2031	923,504
	Trestles CLO VI, Ltd.
500,000	Series 2025-6A(b)(g)	3M CME TERM SOFR + 1.18%	04/25/2038	498,890
	Trestles CLO VIII, Ltd.
1,000,000	Series 2025-8A(b)(g)	3M CME TERM SOFR + 1.33%	06/11/2035	1,000,000
	Upland CLO, Ltd.
500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 3.16%	04/20/2031	498,995
	Vibrant Clo III, Ltd.
1,050,000	Series 2018-3A(b)(g)	3M CME TERM SOFR + 3.76%	10/20/2031	1,059,359
	Vibrant CLO IV-R, Ltd.
1,000,000	Series 2024-4RA(b)(g)	3M CME TERM SOFR + 3.75%	10/20/2037	1,006,192
	Voya CLO 2017-2
1,000,000	Series 2017-2A(b)(g)	3M CME TERM SOFR + 6.28%	06/07/2030	970,035
	Voya CLO 2020-1, Ltd.
1,000,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 6.61%	07/16/2034	1,004,338
	Voya CLO 2021-1, Ltd.
500,000	Series 2025-1A(b)(g)	3M CME TERM SOFR + 2.80%	07/15/2034	500,727
	Voya CLO, Ltd.
500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 3.06%	04/18/2031	505,758
1,000,000	Series 2018-2A(b)(g)	3M CME TERM SOFR + 5.51%	07/15/2031	959,474
500,000	Series 2018-3A(b)(g)	3M CME TERM SOFR + 6.46%	10/20/2031	477,851
500,000	Series 2018-4A(b)(g)	3M CME TERM SOFR + 6.21%	07/14/2031	493,168
	Wellfleet CLO 2021-1, Ltd.
1,000,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 6.87%	04/20/2034	970,738

Principal Amount/Description		Rate	Maturity	Value
	Wind River 2013-1 CLO, Ltd.
$500,000	Series 2017-1A(b)(g)	3M CME TERM SOFR + 3.91%	07/20/2030	$502,985
	Wind River 2021-1 CLO, Ltd.
1,000,000	Series 2024-1A(b)(g)	3M CME TERM SOFR + 3.95%	07/20/2037	1,006,215
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(b)(g)	3M CME TERM SOFR + 6.69%	07/20/2034	469,549
	Wind River 2021-3 CLO, Ltd.
1,000,000	Series 2025-3A(b)(g)	3M CME TERM SOFR + 3.00%	04/20/2038	989,777
				49,639,305
Jersey - 0.42%
	Bain Capital Credit Clo 2019-4, Ltd.
500,000	Series 2025-4A(b)(g)	3M CME TERM SOFR + 2.90%	04/23/2035	492,704
	Bain Capital Credit CLO 2022-3, Ltd.
1,000,000	Series 2022-3A(b)(g)	3M CME TERM SOFR + 7.35%	07/17/2035	1,004,980
	Bain Capital Credit CLO 2023-3, Ltd.
500,000	Series 2023-3A(b)(g)	3M CME TERM SOFR + 5.25%	07/24/2036	500,900
	Generate Clo 13, Ltd.
500,000	Series 2023-13A(b)(g)	3M CME TERM SOFR + 1.80%	01/20/2037	502,427
	Katayma CLO I, Ltd.
500,000	Series 2023-1A(b)(g)	3M CME TERM SOFR + 5.25%	10/20/2036	504,790
	Storm King Park CLO, Ltd.
1,000,000	Series 2024-1A(b)(g)	3M CME TERM SOFR + 1.36%	10/15/2037	1,003,012
	Voya CLO 2022-3, Ltd.
1,000,000	Series 2023-3A(b)(g)	3M CME TERM SOFR + 4.50%	10/20/2036	1,003,191
				5,012,004

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $54,854,583)				54,651,309

EQUITY - LINKED NOTES - 0.00%(d)
Spain - 0.00%
263,093	Inverpamplona SA(e)(l)	0.00%	12/30/2028	–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 16.36%
Bermuda - 0.09%
	MAPS 2018-1, Ltd.
259,772	Series 2018-1A(g)	6.41%	05/15/2043	258,488
	Start II, Ltd.
337,291	Series 2019-1(g)	6.41%	03/15/2026	335,578
	Start, Ltd.
308,072	Series 2018-1(g)	4.09%	05/15/2043	308,091

Principal Amount/Description		Rate	Maturity	Value
	Textainer Marine Containers VII, Ltd.
$230,000	Series 2024-1A(g)	5.25%	01/20/2036	$230,405
				1,132,562
Cayman Islands - 2.56%
	Arbor Realty Commercial Real Estate Notes, Ltd.
1,100,000	Series 2022-FL1(b)(g)	30D US SOFR + 2.30%	01/15/2027	1,091,629
	AREIT
1,150,000	Series 2022-CRE6(b)(g)	30D US SOFR + 3.40%	01/17/2025	1,146,034
	AREIT, Ltd.
220,000	Series 2024-CRE9(b)(g)	1M CME TERM SOFR + 2.54%	02/17/2029	218,535
700,000	Series 2024-CRE9(b)(g)	1M CME TERM SOFR + 4.29%	02/17/2029	696,337
910,000	Series 2025-CRE10(b)(g)	1M CME TERM SOFR + 2.79%	01/17/2030	868,751
	BRSP, Ltd.
136,709	Series 2021-FL1(b)(g)	1M CME TERM SOFR + 1.26%	08/19/2038	136,224
	BSPRT Issuer, Ltd.
1,200,000	Series 2021-FL7(b)(g)	1M CME TERM SOFR + 3.51%	12/15/2038	1,150,591
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(b)(g)	3M CME TERM SOFR + 2.88%	01/20/2035	1,004,740
1,000,000	Series 2021-8A(b)(g)	3M CME TERM SOFR + 3.68%	01/20/2035	1,011,543
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(b)(g)	3M CME TERM SOFR + 6.01%	08/15/2031	938,705
	Dryden 45 Senior Loan Fund
1,250,000	Series 2018-45A(b)(g)	3M CME TERM SOFR + 6.11%	10/15/2030	1,184,665
	Greystone CRE Notes, Ltd.
950,000	Series 2021-FL3(b)(g)	1M CME TERM SOFR + 2.31%	07/15/2039	939,236
	HGI CRE CLO, Ltd.
1,000,000	Series 2021-FL1(b)(g)	1M CME TERM SOFR + 2.46%	06/19/2036	997,196
	Kestrel Aircraft Funding, Ltd.
194,031	Series 2018-1A(g)	4.25%	10/15/2025	193,567
	LCM 28, Ltd.
1,000,000	Series 2018-28A(b)(g)	3M CME TERM SOFR + 6.01%	10/20/2030	700,000
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(b)(g)	3M CME TERM SOFR + 5.86%	07/16/2031	377,712
	LCM XIV LP
750,000	Series 2018-14A(b)(g)	3M CME TERM SOFR + 5.76%	07/20/2031	568,560
	LCM XVII LP
1,000,000	Series 2018-17A(b)(g)	3M CME TERM SOFR + 6.26%	10/15/2031	764,944
	LFT CRE, Ltd.
116,702	Series 2021-FL1(b)(g)	1M CME TERM SOFR + 1.28%	06/15/2039	116,575

Principal Amount/Description		Rate	Maturity	Value
	LoanCore Issuer, Ltd.
$625,000	Series 2021-CRE5(b)(g)	1M CME TERM SOFR + 2.46%	07/15/2036	$621,250
1,000,000	Series 2021-CRE6(b)(g)	1M CME TERM SOFR + 2.96448%	11/15/2038	1,000,543
	MACH 1 Cayman, Ltd.
435,911	Series 2019-1(g)	3.47%	08/15/2026	426,213
	Magnetite XXIX, Ltd.
500,000	Series 2024-29A(b)(g)	3M CME TERM SOFR + 6.00%	07/15/2037	501,458
	Magnetite Xxxiii, Ltd.
500,000	Series 2024-33A(b)(g)	3M CME TERM SOFR + 3.00%	10/20/2037	498,644
1,000,000	Series 2024-33A(b)(g)	3M CME TERM SOFR + 5.55%	10/20/2037	1,006,117
	MF1, Ltd.
300,000	Series 2021-FL7(b)(g)	1M CME TERM SOFR + 1.86%	10/16/2036	297,726
937,050	Series 2021-FL7(b)(g)	1M CME TERM SOFR + 2.16%	10/16/2036	922,772
	Octagon 59, Ltd.
500,000	Series 2022-1A(b)(g)	3M CME TERM SOFR + 7.60%	05/15/2035	489,721
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 8.35%	07/15/2030	236,531
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(b)(g)	3M CME TERM SOFR + 3.11%	07/25/2030	505,811
	Octagon Investment Partners 40, Ltd.
500,000	Series 2021-1A(b)(g)	3M CME TERM SOFR + 7.26%	01/20/2035	480,050
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2024-3A(b)(g)	3M CME TERM SOFR + 7.53%	07/15/2037	1,006,137
	Octagon Investment Partners 46, Ltd.
1,000,000	Series 2021-2A(b)(g)	3M CME TERM SOFR + 6.86%	07/15/2036	906,021
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 3.26%	07/17/2030	501,704
1,000,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 6.01%	07/17/2030	959,550
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(b)(g)	3M CME TERM SOFR + 5.71%	01/22/2030	485,877
	PFP, Ltd.
298,659	Series 2024-11(b)(g)	1M CME TERM SOFR + 2.49%	08/17/2029	299,298
585,375	Series 2024-11(b)(g)	1M CME TERM SOFR + 2.99%	08/17/2029	586,612
	RR 2, Ltd.
1,000,000	Series 2021-2A(b)(g)	3M CME TERM SOFR + 6.06%	04/15/2036	971,574

Principal Amount/Description		Rate	Maturity	Value
	Sapphire Aviation Finance I, Ltd.
$79,300	Series 2018-1A(g)	5.93%	03/15/2040	$79,310
	STWD, Ltd.
550,000	Series 2021-FL2(b)(g)	1M CME TERM SOFR + 2.21%	01/18/2026	544,389
	Thunderbolt II Aircraft Lease, Ltd.
1,701,606	Series 2018-A(g)(m)	5.07%	09/15/2038	1,684,432
	TRTX Issuer, Ltd.
193,859	Series 2021-FL4(b)(g)	1M CME TERM SOFR + 1.31%	03/15/2038	193,851
1,160,000	Series 2021-FL4(b)(g)	1M CME TERM SOFR + 2.51%	03/17/2038	1,153,388
				30,464,523
United States - 13.71%
	1345T
420,000	Series 2025-AOA(b)(g)	1M CME TERM SOFR + 3.00%	06/15/2030	421,772
	Aaset 2021-2 Trust
339,548	Series 2021-2A(g)	3.54%	12/15/2028	317,408
	AASET 2024-1
1,196,453	Series 2024-1A(g)	6.90%	05/16/2031	1,213,550
	AASET 2024-2, Ltd.
948,383	Series 2024-2A(g)	6.61%	09/16/2031	984,863
	AASET 2025-1
731,630	Series 2025-1A(g)	6.58%	02/16/2032	747,100
	ABFC Trust
2,304,602	Series 2007-WMC1(b)	1M CME TERM SOFR + 1.36%	06/25/2037	1,643,174
	Affirm Master Trust
300,000	Series 2025-1A(g)	5.62%	02/15/2033	301,149
	AMSR
5,000,000	Series 2021-SFR1(g)	4.61%	06/17/2028	4,720,557
	ARDN Mortgage Trust
500,000	Series 2025-ARCP(b)(g)	1M CME TERM SOFR + 4.50%	06/15/2027	501,244
	BANK
10,291,000	Series 2018-BN12(b)(g)(n)	1.50%	05/15/2061	352,296
270,000	Series 2022-BNK39	3.18%	01/15/2032	239,872
165,000	Series 2022-BNK39(g)	2.50%	01/15/2032	108,205
8,008,000	Series 2025-BNK50(b)(n)	0.35%	05/15/2068	234,010
	BANK 2019-BNK23
330,000	Series 2019-BN23	2.92%	12/15/2052	307,404
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(b)(g)(n)	0.83%	04/15/2030	501,390
	BANK 2021-BNK35
316,000	Series 2021-BN35	2.29%	07/15/2031	274,260
	BANK 2021-BNK37
381,000	Series 2021-BN37(b)	3.21%	11/15/2031	310,406
	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
1,090,000	Series 2016-UB10(b)	4.98%	05/15/2026	1,050,222
	BANK5
311,000	Series 2024-5YR10	5.64%	10/15/2029	318,258
306,000	Series 2024-5YR9	5.61%	08/15/2029	317,082
160,000	Series 2025-5YR15(b)	5.76%	06/15/2030	165,212
	BANK5 Trust
235,000	Series 2024-5YR6	6.23%	04/15/2029	247,594
	BBCMS Mortgage Trust
500,000	Series 2018-C2(b)	5.13%	12/15/2028	453,772

Principal Amount/Description		Rate	Maturity	Value
$519,000	Series 2022-C17	4.44%	08/15/2032	$504,166
5,542,000	Series 2024-5C27(b)(g)(n)	2.97%	06/15/2029	536,452
310,000	Series 2024-5C29	5.21%	09/15/2029	315,639
233,000	Series 2024-5C29	5.51%	09/15/2029	227,369
450,000	Series 2024-5C29(g)	4.00%	09/15/2029	384,406
235,000	Series 2025-5C34	5.66%	04/15/2030	245,319
	BBCMS Trust
3,000,000	Series 2018-CBM(b)(g)	1M CME TERM SOFR + 3.85%	07/15/2037	2,189,905
	BDS LLC
300,000	Series 2022-FL11(b)(g)	1M CME TERM SOFR + 2.35%	03/19/2039	300,242
	Benchmark Mortgage Trust
8,500,631	Series 2018-B2(b)(n)	0.60%	01/15/2028	75,954
18,993,162	Series 2018-B4(b)(n)	0.62%	06/15/2028	201,504
1,589,000	Series 2018-B4(b)(g)	2.92%	07/15/2028	1,293,960
300,000	Series 2019-B13	2.70%	08/15/2029	280,400
1,130,000	Series 2019-B9(b)	4.97%	03/15/2052	991,779
522,000	Series 2020-B18(g)	4.14%	08/15/2025	516,110
1,510,000	Series 2021-B31(g)	2.25%	11/15/2031	865,223
280,000	Series 2022-B32(b)	3.53%	01/15/2032	243,498
235,000	Series 2023-B38	5.63%	04/15/2028	240,606
320,000	Series 2024-V10	5.28%	09/15/2029	327,694
1,200,000	Series 2024-V10(g)	4.50%	09/15/2029	1,069,696
235,000	Series 2024-V11(b)	5.91%	10/15/2029	246,558
300,000	Series 2024-V8	5.71%	05/15/2029	312,067
235,000	Series 2024-V8(b)	6.19%	06/15/2029	248,073
250,000	Series 2024-V8(g)	4.00%	07/15/2029	219,765
305,000	Series 2024-V9	5.60%	08/15/2029	315,619
157,000	Series 2025-V15	6.18%	05/15/2030	165,132
20,139,000	Series 2025-V15(b)(n)	1.12%	05/25/2030	978,169
	Blackbird Capital II Aircraft Lease, Ltd.
996,755	Series 2021-1A(g)	3.45%	07/15/2028	931,922
	BMO Mortgage Trust
7,951,000	Series 2022-C1(b)(g)(n)	1.89%	02/15/2032	798,630
182,020	Series 2023-C5	5.74%	02/15/2028	184,585
309,000	Series 2024-5C6	5.32%	09/15/2029	316,587
207,000	Series 2024-5C7(b)	5.89%	11/15/2029	213,869
6,394,000	Series 2024-C9(b)(g)(n)	2.10%	07/15/2034	849,086
236,000	Series 2025-5C11	5.94%	06/15/2030	245,917
3,440,000	Series 2025-C11(b)(g)(n)	2.43%	02/15/2035	563,847
	BPR Trust
191,000	Series 2021-TY(b)(g)	1M CME TERM SOFR + 2.46%	09/15/2038	189,973
	BSPRT Issuer, Ltd.
300,000	Series 2023-FL10(b)(g)	1M CME TERM SOFR + 3.27%	08/15/2028	298,323
	Business Jet Securities 2024-2 LLC
1,025,417	Series 2024-2A(g)	7.97%	09/15/2030	1,033,262
	BX
413,000	Series 2021-MFM1(b)(g)	1M CME TERM SOFR + 1.61%	01/15/2034	412,962
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC(b)(g)	1M CME TERM SOFR + 1.95%	04/15/2034	982,106
629,558	Series 2024-MF(b)(g)	1M CME TERM SOFR + 2.69%	02/15/2026	632,438
	BX Trust
970,000	Series 2019-OC11(b)(g)	4.08%	12/09/2029	894,890

Principal Amount/Description		Rate	Maturity	Value
$780,000	Series 2021-VIEW(b)(g)	1M CME TERM SOFR + 3.01%	06/15/2036	$778,477
335,698	Series 2024-CNYN(b)(g)	1M CME TERM SOFR + 2.69%	04/15/2041	336,953
1,030,000	Series 2025-ROIC(b)(g)	1M CME TERM SOFR + 2.94%	03/15/2027	993,637
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(b)(g)	4.12%	05/15/2052	192,468
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(b)(g)	5.99%	11/25/2044	4,423,085
	Castlelake Aircraft Securitization Trust
3,551,284	Series 2018-1(g)	6.63%	06/15/2043	2,085,626
	Castlelake Aircraft Structured Trust
2,750,000	Series 2019-1A(b)(g)	0.00%	04/15/2039	97,625
	Citigroup Commercial Mortgage Trust
225,000	Series 2019-GC41	3.20%	08/10/2029	197,498
	Citigroup Mortgage Loan Trust
557,286	Series 2006-WF1(m)	6.58%	03/25/2036	265,706
	Cologix Data Centers US Issuer LLC
2,400,000	Series 2021-1A(g)	5.99%	12/28/2026	2,324,696
310,496	COMM 2015-CR22 XA	0.71%	03/10/2048	2
	Commercial Mortgage Pass-Through Certificates
5,495,875	Series 2014-UBS4(g)	3.75%	08/10/2047	2,091
11,000	Series 2014-UBS4(b)(g)	0.00%	08/10/2047	1
2,467,825	Series 2015-CR26(b)(n)	0.99%	09/10/2025	56
	Compass Datacenters Issuer II LLC
500,000	Series 2024-2A(g)	6.00%	08/27/2029	507,855
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(m)	6.20%	09/25/2036	517,836
113,870	Series 2007-1(b)	5.90%	05/25/2037	25,195
318,058	CSAIL 2015-C1 XA	0.45%	04/15/2050	0
	CSAIL Commercial Mortgage Trust
1,000,000	Series 2019-C16(b)	4.24%	06/15/2029	947,301
	CSMC
350,000	Series 2021-B33(b)(g)	3.77%	10/10/2031	309,654
	CSMC Trust
207,561	Series 2017-PFHP(b)(g)	1M CME TERM SOFR + 1.00%	12/15/2030	207,027
	Del Amo Fashion Center Trust
150,000	Series 2017-AMO(b)(g)	3.76%	06/05/2027	144,272
	Diamond Infrastructure Funding LLC
2,000,000	Series 2021-1A(g)	3.48%	12/20/2026	1,890,835
	DOLP Trust
220,000	Series 2021-NYC(b)(g)	3.70%	05/10/2031	189,712
	Extended Stay America Trust
694,759	Series 2021-ESH(b)(g)	1M CME TERM SOFR + 2.96%	07/15/2026	697,407
	Fannie Mae-Aces
22,359,906	Series 2019-M12(b)(n)	0.68%	06/25/2029	383,470
12,971,366	Series 2019-M24(b)(n)	1.15%	03/25/2031	598,643
35,342,329	Series 2019-M7(b)(n)	0.33%	04/25/2029	373,469
27,104,908	Series 2020-M10(b)(n)	0.76%	12/25/2027	193,388

Principal Amount/Description		Rate	Maturity	Value
$46,941,913	Series 2020-M10(b)(n)	0.89%	07/25/2032	$1,767,570
13,001,548	Series 2020-M13(b)(n)	1.23%	09/25/2030	449,750
333,078,056	Series 2021-M17(b)(n)	0.13%	07/25/2031	1,092,263
	FirstKey Homes
1,100,000	Series 2020-SFR1(g)	4.28%	09/17/2025	1,094,446
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(b)(g)	4.36%	07/25/2026	5,674,204
5,000,000	Series 2021-GT2(b)(g)	4.44%	10/25/2026	4,724,861
40,793,600	FNA 2021-M23 X1	0.57%	11/01/2031	574,651
	FREMF Mortgage Trust
887,222	Series 2016-KF25(b)(g)	30D US SOFR + 5.11%	10/25/2025	869,456
709,905	Series 2018-KF56(b)(g)	30D US SOFR + 5.91%	11/25/2028	633,844
1,485,095	Series 2019-KF71(b)(g)	30D US SOFR + 6.11%	10/25/2029	1,433,270
	FRTKL
4,050,000	Series 2021-SFR1(g)	4.11%	09/17/2026	3,796,893
	FS Rialto Issuer LLC
1,200,000	Series 2024-FL9(b)(g)	1M CME TERM SOFR + 3.94%	04/19/2030	1,194,738
1,110,000	Series 2025-FL10(b)(g)	1M CME TERM SOFR + 2.70%	08/19/2042	1,094,217
	Ginnie Mae Strip
6,819,085	Series 2020-3(n)	1.40%	09/16/2045	392,745
	Government National Mortgage Association
9,064,486	Series 2024-170(b)(n)	0.77%	10/16/2065	596,372
7,684,025	Series 2024-170(b)(n)	1.00%	03/16/2066	601,544
	GreenSky Home Improvement Issuer Trust
250,000	Series 2024-2(g)	5.55%	10/27/2059	252,426
500,000	Series 2024-2(g)	8.75%	10/27/2059	513,377
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(b)(g)	1M CME TERM SOFR + 1.85%	07/15/2035	3,990
	GS Mortgage Securities Corportation Trust
820,000	Series 2021-IP(b)(g)	1M CME TERM SOFR + 2.21%	10/15/2036	815,540
	GS Mortgage Securities Trust
825,858	Series 2010-C1(b)(g)	5.64%	08/10/2043	820,740
203,341	Series 2011-GC5(b)(g)(n)	0.09%	08/10/2044	130
1,300,000	Series 2014-GC26(b)(g)	4.44%	11/10/2047	757,263
467,627	Series 2015-GC28(b)(g)	4.56%	02/10/2048	448,279
5,516,411	Series 2015-GS1(b)(n)	0.75%	11/10/2025	11,033
828,000	Series 2018-GS10(b)	4.51%	07/10/2028	768,338
1,954,000	Series 2018-TWR(b)(g)	1M CME TERM SOFR + 4.22%	07/15/2031	164,321
636,000	Series 2020-GC45(b)	3.41%	12/13/2029	575,935
	GSAA Home Equity Trust
1,752,493	Series 2006-13(b)	6.04%	07/25/2036	493,034
431,326	Series 2006-18(m)	6.18%	11/25/2036	98,346
131,173	Series 2006-6(b)	5.69%	03/25/2036	37,230
779,222	Series 2007-2(m)	6.60%	03/25/2037	170,455
	GSCG Trust
675,000	Series 2019-600C(b)(g)	3.99%	09/06/2034	3,449
	Hardee's Funding LLC
932,500	Series 2018-1A(g)	5.71%	06/20/2028	922,194

Principal Amount/Description		Rate	Maturity	Value
	HIG RCP LLC
$1,400,000	Series 2023-FL1(b)(g)	1M CME TERM SOFR + 3.62%	04/19/2028	$1,383,828
	Hilton USA Trust
900,000	Series 2016-SFP(g)	2.83%	11/05/2035	765,414
	HSI Asset Securitization Corp. Trust
5,273,200	Series 2006-HE1(b)	1M CME TERM SOFR + 0.39%	10/25/2036	1,439,598
1,102,033	Series 2007-NC1(b)	1M CME TERM SOFR + 0.47%	04/25/2037	718,370
	J.P. Morgan Chase Commercial Mortgage Securities Trust
763,684	Series 2019-MFP(b)(g)	1M CME TERM SOFR + 1.71%	07/15/2036	755,255
	JP Morgan BB Commercial Mortgage Securities Trust
3,906,634	Series 2015-C30(b)(n)	0.47%	07/15/2025	47
961,126	Series 2015-C31(b)(n)	0.89%	08/15/2025	325
	JP Morgan Chase Commercial Mortgage Securities Trust
321,000	Series 2019-UES(b)(g)	4.60%	05/05/2032	292,797
	JP Morgan Mortgage Acquisition Corp.
157,311	Series 2006-CH2(m)	5.46%	09/25/2029	94,549
	JP Morgan Mortgage Acquisition Trust
3,244,068	Series 2006-RM1(b)	1M CME TERM SOFR + 0.59%	08/25/2036	1,436,053
	JPMBB Commercial Mortgage Securities Trust
2,447,579	Series 2014-C24(b)(n)	0.86%	11/15/2047	58
	JPMCC Commercial Mortgage Securities Trust
330,000	Series 2017-JP7(b)	3.82%	07/15/2027	277,599
781,000	Series 2019-COR5	3.87%	05/13/2029	692,022
	Laurel Road Prime Student Loan Trust
10,247,268	Series 2020-A(g)	0.00%	11/25/2050	1,001,947
	LoanCore 2025 Issuer LLC
640,000	Series 2025-CRE8(b)(g)	1M CME TERM SOFR + 2.74%	02/01/2030	623,087
	Mariner Finance issuance Trust 2024-B
850,000	Series 2024-BA(g)	4.91%	10/20/2030	862,469
	Master Asset Backed Securities Trust
3,645,904	Series 2006-NC3(b)	1M CME TERM SOFR + 0.53%	10/25/2036	1,780,649
	Merrill Lynch Mortgage Investors Trust
9,634,422	Series 2006-RM3(b)	1M CME TERM SOFR + 0.59%	06/25/2037	2,059,969
	MetroNet Infrastructure Issuer LLC
1,000,000	Series 2023-1A(g)	8.01%	02/20/2028	1,040,975
	MF1
1,000,000	Series 2024-FL15(b)(g)	1M CME TERM SOFR + 4.04%	08/18/2041	1,003,172

Principal Amount/Description		Rate	Maturity	Value
	MF1 LLC
$300,000	Series 2024-FL14(b)(g)	1M CME TERM SOFR + 2.24%	03/19/2039	$301,398
1,350,000	Series 2024-FL14(b)(g)	1M CME TERM SOFR + 4.84%	03/19/2039	1,368,831
900,000	Series 2024-FL14(b)(g)	1M CME TERM SOFR + 6.29%	03/19/2039	896,328
680,000	Series 2025-FL17(b)(g)	1M CME TERM SOFR + 2.741%	02/21/2040	672,394
	Morgan Stanley Capital I Trust
1,015,952	Series 2016-UB11 XA(b)(n)	1.57%	08/15/2026	10,157
1,117,000	Series 2018-L1(b)	4.94%	10/15/2028	1,012,409
330,000	Series 2021-L6(b)	3.57%	07/15/2031	274,344
10,249,000	Series 2021-L7(b)(g)(n)	1.04%	10/15/2031	521,202
	Morgan Stanley Mortgage Loan Trust
312,203	Series 2007-3XS(m)	6.20%	01/25/2047	111,312
	Mosaic Solar Loan Trust
38,653	Series 2017-1A(g)	4.45%	06/20/2042	37,214
181,594	Series 2018-1A(g)	4.01%	08/20/2030	172,866
245,448	Series 2020-2A(g)	3.00%	08/20/2046	228,802
	MVW 2021-1W LLC
253,522	Series 2021-1WA(g)	1.94%	01/22/2041	241,399
294,086	Series 2021-1WA(g)	3.17%	01/22/2041	280,222
	NJ Trust
275,000	Series 2023-GSP(b)(g)	6.70%	01/06/2029	289,520
	NYC Commercial Mortgage Trust
820,000	Series 2025-3BP(b)(g)	1M CME TERM SOFR + 3.54%	02/15/2027	818,075
	Pagaya AI Debt Selection Trust
32,128	Series 2021-2(g)	3.00%	01/25/2029	31,880
	Pagaya AI Debt Trust
951,349	Series 2023-5(g)	9.10%	04/15/2031	956,652
	People's Choice Home Loan Securities Trust
5,000,000	Series 2005-4(b)	1M CME TERM SOFR + 0.76%	12/25/2035	3,572,106
	Progress Residential
2,500,000	Series 2021-SFR3(g)	4.75%	05/17/2026	2,476,606
	Progress Residential
6,900,000	Series 2021-SFR8(g)	4.01%	10/17/2026	6,722,104
5,000,000	Series 2024-SFR2(b)(g)	3.65%	04/17/2029	4,644,730
	Ready Capital Mortgage Financing LLC
1,000,000	Series 2022-FL10(b)(g)	1M CME TERM SOFR + 4.27%	07/25/2027	991,918
900,000	Series 2023-FL12(b)(g)	1M CME TERM SOFR + 4.55%	04/25/2027	892,767
	Retained Vantage Data Centers Issuer LLC
2,500,000	Series 2023-1A(g)	5.75%	09/15/2028	2,499,685
	Sapphire Aviation Finance II, Ltd.
254,440	Series 2020-1A(g)	3.23%	03/15/2027	245,504
	Signal Rail I LLC
211,857	Series 2021-1(g)	2.23%	08/17/2028	196,559
	SLG Office Trust
220,000	Series 2021-OVA(g)	2.85%	07/15/2031	185,668
	SMB Private Education Loan Trust
74,681	Series 2018-B(b)(g)	1M CME TERM SOFR + 0.83%	08/15/2027	74,551

Principal Amount/Description		Rate	Maturity	Value
$968	Series 2021-A(g)	0.00%	01/15/2053	$1,470,439
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(g)	0.00%	08/15/2030	230,201
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(g)	0.00%	01/25/2048	545,640
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(g)	3.61%	09/25/2040	290,524
	Sprite, Ltd.
232,381	Series 2021-1(g)	3.75%	10/15/2028	224,667
	STWD Mortgage Trust
325,396	Series 2021-HTS(b)(g)	1M CME TERM SOFR + 1.51%	04/15/2034	322,461
	Subway Funding LLC
248,750	Series 2024-1A(g)	6.51%	07/30/2034	256,747
	Sunnova Helios VII Issuer LLC
984,584	Series 2021-C(g)	2.63%	10/20/2028	452,195
	Switch ABS Issuer LLC
500,000	Series 2024-2A(g)	5.44%	06/25/2029	505,065
1,000,000	Series 2024-2A(g)	10.03%	06/25/2029	1,040,112
	TIF Funding II LLC
257,833	Series 2021-1A(g)	1.65%	02/20/2031	232,039
	Tricon Residential
3,700,000	Series 2021-SFR1(g)	4.13%	07/17/2026	3,606,545
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(b)(n)	0.52%	08/15/2050	288,916
350,000	Series 2017-C4(b)	4.24%	09/15/2027	333,056
530,000	Series 2018-C11(b)	4.71%	06/15/2028	498,064
1,023,000	Series 2018-C13(b)	5.14%	10/15/2028	937,499
1,099,000	Series 2018-C8(b)	4.84%	02/15/2028	959,434
	UBS-Barclays Commercial Mortgage Trust
315,000	Series 2013-C5(b)(g)	3.84%	03/10/2046	286,073
	Upstart Pass-Through Trust
230	Series 2021-ST1(g)	2.75%	02/20/2027	229
8,151	Series 2021-ST2(g)	2.50%	04/20/2027	8,139
	Upstart Securitization Trust
550,082	Series 2021-4(g)	3.19%	09/20/2031	542,293
	US Auto Funding 2021-1
360,844	Series 2021-1A(g)	2.20%	05/15/2026	336,778
	USQ Rail II LLC
639,684	Series 2021-3A(g)	2.21%	06/28/2027	607,908
	Vault DI Issuer LLC
750,000	Series 2021-1A(g)	2.80%	07/15/2026	725,634
	VEGAS Trust
154,000	Series 2024-TI(g)	5.52%	11/10/2027	156,162
	Velocity Commercial Capital Loan Trust
134,127	Series 2018-2(b)(g)	4.05%	10/26/2048	130,987
340,599	Series 2019-1(b)(g)	3.94%	01/25/2027	318,585
182,162	Series 2019-1(b)(g)	4.01%	07/25/2027	166,535
139,854	Series 2019-1(b)(g)	4.12%	11/25/2027	126,047
1,192,454	Series 2021-2(b)(g)	4.92%	12/25/2030	864,054
	VOLT XCVI LLC
4,339,618	Series 2021-NPL5(g)(m)	8.83%	03/27/2051	4,342,050
	Wachovia Bank Commercial Mortgage Trust
508	Series 2006-C29(b)(n)	0.49%	11/15/2048	1

Principal Amount/Description		Rate	Maturity	Value
	Wells Fargo Commercial Mortgage Trust
$1,245,000	Series 2015-NXS4(b)	3.83%	11/15/2025	$1,201,628
1,000,000	Series 2016-C33(g)	3.12%	03/15/2059	917,118
5,628,945	Series 2016-C37(b)(g)(n)	1.60%	12/15/2049	114,248
1,100,000	Series 2018-C45	4.73%	06/15/2028	1,056,123
134,000	Series 2020-C55	3.14%	02/15/2030	121,263
234,000	Series 2025-5C4	5.67%	05/15/2030	244,027
	WFRBS Commercial Mortgage Trust
127,081	Series 2013-C14	3.49%	06/15/2046	123,792
	WF-RBS Commercial Mortgage Trust
424,483	Series 2014-C22(b)(n)	0.39%	09/15/2057	93
	WHARF Commercial Mortgage Trust
500,000	Series 2025-DC(b)(g)	7.72%	07/15/2030	506,053
	Willis Engine Structured Trust V
728,340	Series 2020-A(g)	3.23%	03/15/2028	696,439
	Willis Engine Structured Trust VI
1,380,748	Series 2021-A(g)	7.39%	05/15/2029	1,350,938
				163,197,578

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $225,352,295)				194,794,663

U.S. GOVERNMENT BONDS AND NOTES - 7.62%
United States - 7.62%
5,000,000	U.S. Treasury Bonds	0.63%	05/15/2030	4,302,930
8,150,000	U.S. Treasury Bonds	0.88%	11/15/2030	6,992,764
7,000,000	U.S. Treasury Bonds	3.88%	08/15/2034	6,836,758
5,100,000	U.S. Treasury Bonds	1.13%	08/15/2040	3,139,090
11,400,000	U.S. Treasury Bonds	1.88%	02/15/2041	7,844,625
6,550,000	U.S. Treasury Bonds	1.75%	08/15/2041	4,350,633
16,400,000	U.S. Treasury Bonds	1.25%	05/15/2050	7,884,812
16,700,000	U.S. Treasury Bonds	1.38%	08/15/2050	8,239,102
16,400,000	U.S. Treasury Bonds	1.88%	02/15/2051	9,217,312
10,400,000	U.S. Treasury Bonds	4.25%	08/15/2054	9,500,562
4,000,000	U.S. Treasury Notes	0.75%	03/31/2026	3,901,614
5,000,000	U.S. Treasury Notes	4.38%	07/31/2026	5,020,801
11,800,000	U.S. Treasury Notes	0.75%	01/31/2028	10,949,570
3,000,000	U.S. Treasury Notes	0.63%	08/15/2030	2,559,199
				90,739,772

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $91,179,741)				90,739,772

MORTGAGE-BACKED SECURITIES - 3.89%
United States - 3.89%
	Fannie Mae Pool
1,534,524	Series 2021-	2.00%	05/01/2051	1,238,891
2,619,717	Series 2021-	2.50%	08/01/2051	2,206,243
2,306,325	Series 2023-	2.50%	03/01/2052	1,936,892
2,222,979	Series 2023-	2.50%	04/01/2052	1,867,240
1,218,727	Series 2023-	6.00%	05/01/2053	1,248,483
1,891,440	Series 2023-	6.00%	10/01/2053	1,940,874
2,758,000	Series 2024-	4.97%	07/01/2031	2,805,561
1,730,319	Series 2024-	5.50%	03/01/2054	1,748,220
1,711,485	Series 2024-	5.50%	06/01/2054	1,733,303
1,316,472	Series 2024-	6.00%	06/01/2054	1,349,055

Principal Amount/Description		Rate	Maturity	Value
$990,759	Series 2024-	6.00%	08/01/2054	$1,020,904
1,475,958	Series 2025-	4.48%	06/01/2030	1,477,805
1,438,311	Series 2025-	5.11%	01/01/2032	1,476,126
1,436,315	Series 2025-	5.48%	04/01/2041	1,472,261
	Freddie Mac Pool
1,475,624	Series 2021-	2.00%	05/01/2051	1,174,985
2,361,728	Series 2022-	3.00%	03/01/2052	2,080,248
854,906	Series 2023-	2.00%	02/01/2052	689,948
1,294,597	Series 2023-	5.50%	04/01/2053	1,310,076
1,384,029	Series 2023-	5.00%	05/01/2053	1,367,060
1,751,163	Series 2023-	5.00%	07/01/2053	1,731,015
3,196,745	Series 2023-	5.50%	08/01/2053	3,223,477
1,299,922	Series 2023-	6.00%	11/01/2053	1,347,169
830,453	Series 2024-	6.00%	02/01/2054	860,638
1,940,941	Series 2024-	5.50%	02/01/2054	1,965,676
881,047	Series 2024-	6.00%	04/01/2054	903,394
	Ginnie Mae I Pool
2,515,659	Series 2012-	3.50%	09/15/2042	2,333,346
	Ginnie Mae II Pool
2,400,635	Series 2021-	3.00%	11/20/2051	2,112,500
1,974,252	Series 2022-	3.00%	04/20/2052	1,741,432
				46,362,822

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $46,117,802)				46,362,822

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 24.06%
United States - 24.06%
	Alternative Loan Trust
111,683	Series 2005-20CB	5.50%	07/25/2035	89,263
55,630	Series 2005-54CB	5.50%	11/25/2035	30,052
528,803	Series 2005-85CB(b)	1M CME TERM SOFR + 1.21%	02/25/2036	412,366
111,675	Series 2005-85CB(b)	21.21% - 1M CME TERM SOFR	02/25/2036	86,490
169,773	Series 2005-86CB	5.50%	02/25/2036	96,721
114,793	Series 2005-9CB(b)	1M CME TERM SOFR + 0.61%	05/25/2035	101,545
206,131	Series 2005-9CB(b)(n)	4.94% - 1M CME TERM SOFR	05/25/2035	10,641
1,007,338	Series 2006-15CB	6.50%	06/25/2036	462,567
91,188	Series 2006-30T1	6.25%	11/25/2036	66,980
90,373	Series 2006-32CB	5.50%	11/25/2036	47,931
220,630	Series 2006-36T2(b)	27.53% - 1M CME TERM SOFR	12/25/2036	134,500
790,434	Series 2007-19	6.00%	08/25/2037	367,709
2,631,318	Series 2007-20	6.25%	08/25/2047	1,422,239
728,743	Series 2007-23CB(b)	1M CME TERM SOFR + 0.61%	09/25/2037	260,926
695,825	Series 2007-23CB(b)(n)	6.39% - 1M CME TERM SOFR	09/25/2037	107,325
	American Home Mortgage Investment Trust
157,985	Series 2007-A(g)(m)	6.60%	01/25/2037	20,575
	Banc of America Funding
1,373,038	Series 2014-R8(b)(g)	1M CME TERM SOFR + 0.35%	06/26/2036	1,136,204
	Banc of America Funding Trust
24,928	Series 2006-2	5.50%	03/25/2036	24,919

Principal Amount/Description		Rate	Maturity	Value
	BCAP, LLC Trust
$93,376	Series 2007-AA2(b)	7.50%	04/25/2037	$45,298
60,584	Series 2007-AA2	6.00%	04/25/2037	26,780
4,594,086	Series 2010-RR6(b)(g)	3.22%	07/26/2036	2,198,059
	Bear Stearns ALT-A Trust
644,913	Series 2006-6(b)	4.33%	11/25/2036	294,465
	Bear Stearns Asset-Backed Securities Trust
1,066,191	Series 2006-AC1(m)	6.25%	02/25/2036	484,137
	Bear Stearns Structured Products, Inc.
6,752,493	Series 2008-R2(b)(g)	4.01%	06/25/2047	5,200,877
	Chase Mortgage Finance Trust
3,092,816	Series 2007-S2	6.00%	03/25/2037	1,665,839
327,723	Series 2007-S3	5.50%	05/25/2037	3
4,296,876	Series 2007-S4	6.00%	06/25/2037	1,706,032
	ChaseFlex Trust Series
2,911,443	Series 2007-M1(b)	1M CME TERM SOFR + 0.57%	08/25/2037	2,414,138
	Citicorp Mortgage Securities Trust
246,511	Series 2007-1	6.00%	01/25/2037	229,406
	Citigroup Mortgage Loan Trust
57,417	Series 2009-12(g)	5.50%	11/25/2035	44,387
139,961	Series 2009-4(b)(g)	5.48%	05/25/2035	136,736
	CitiMortgage Alternative Loan Trust
266,048	Series 2007-A1	6.00%	01/25/2037	239,810
53,082	Series 2007-A1(b)(n)	5.29% - 1M CME TERM SOFR	01/25/2037	3,963
36,347	Series 2007-A3(b)	6.00%	03/25/2037	31,895
85,441	Series 2007-A3(b)(n)	5.29% - 1M CME TERM SOFR	03/25/2037	6,393
267,782	Series 2007-A6	5.50%	06/25/2037	227,256
	Connecticut Avenue Securities Trust
3,046,728	Series 2019-R05(b)(g)	30D US SOFR + 4.21%	07/25/2039	3,125,907
4,250,000	Series 2022-R02(b)(g)	30D US SOFR + 7.65%	01/25/2027	4,575,454
3,685,000	Series 2022-R03(b)(g)	30D US SOFR + 9.85%	03/25/2042	4,128,830
4,125,000	Series 2023-R06(b)(g)	30D US SOFR + 3.90%	07/25/2043	4,356,392
5,000,000	Series 2024-R03(b)(g)	30D US SOFR + 2.80%	03/25/2044	5,174,665
	Countrywide Home Loan Mortgage Pass-Through Trust
894,689	Series 2005-HYB7(b)	4.63%	11/20/2035	834,793
17,958	Series 2005-J4	5.50%	11/25/2035	14,955
1,115,257	Series 2006-18	6.00%	12/25/2036	593,399
125,759	Series 2007-17	6.00%	10/25/2037	86,693
199,542	Series 2007-3	6.00%	04/25/2037	91,603
215,398	Series 2007-7	5.75%	06/25/2037	99,065
	Credit Suisse First Boston Mortgage Securities Corp.
37,618	Series 2005-10	5.50%	11/25/2035	27,299
12,877	Series 2005-8	5.50%	08/25/2025	6,988
4,005,056	Series 2005-9	6.00%	10/25/2035	1,107,437

Principal Amount/Description		Rate	Maturity	Value
	Credit Suisse Mortgage Capital Certificates
$1,644,216	Series 2006-2	5.75%	03/25/2036	$820,891
	Csmc 2021-Nqm6 Trust
900,000	Series 2021-NQM6(b)(g)	2.58%	07/25/2066	623,542
	CSMC Mortgage-Backed Trust
144,557	Series 2006-1	6.00%	02/25/2036	38,740
13,043	Series 2006-4	5.50%	03/25/2038	7,586
778,648	Series 2006-5	6.25%	06/25/2036	121,011
52,364	Series 2006-9	6.00%	11/25/2036	29,319
3,290	Series 2007-2	5.00%	03/25/2037	2,385
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
155,416	Series 2005-6(b)(n)	4.97% - 1M CME TERM SOFR	12/25/2035	9,463
67,709	Series 2005-6(b)	1M CME TERM SOFR + 1.51%	12/25/2035	54,406
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
78,170	Series 2006-PR1(b)(g)	11.96% - 1M CME TERM SOFR	04/15/2036	74,323
	Fannie Mae Interest Strip
4,979,536	Series 2014-419(n)	3.50%	04/25/2044	716,721
16,609,990	Series 2023-437(n)	1.50%	05/25/2037	890,025
	Fannie Mae Pool
3,470,032	Series 2021-	3.00%	10/01/2046	3,084,901
1,685,510	Series 2021-	3.00%	12/01/2048	1,489,712
1,347,103	Series 2022-	5.00%	07/01/2052	1,327,587
	Fannie Mae REMICS
4,230,057	Series 2014-1(b)(n)	5.79% - 30D US SOFR	02/25/2044	451,628
4,744,858	Series 2015-54(b)(n)	6.04% - 30D US SOFR	07/25/2045	568,944
8,120,904	Series 2020-74(b)(n)	4.10% - 30D US SOFR	10/25/2050	410,880
16,818,068	Series 2020-77(b)(n)	4.10% - 30D SOFR	11/25/2050	876,642
9,135,723	Series 2020-96(n)	3.00%	01/25/2051	1,587,361
2,004,745	Series 2021-48(b)(n)	3.65% - 30D US SOFR	08/25/2051	66,873
12,930,557	Series 2021-56(n)	2.50%	09/25/2051	1,650,261
9,906,251	Series 2022-22	2.50%	05/25/2052	6,932,400
15,378,825	Series 2024-61	1.75%	12/25/2051	7,891,789
1,566,637	Series 2024-96(b)	30D US SOFR + 1.20%	12/25/2054	1,564,446
2,651,305	Series 2025-28(b)	30D US SOFR + 1.25%	04/25/2055	2,651,644
	Federal Home Loan Mortgage Corp. Pool
81,373	Series Pool #G01840	5.00%	07/01/2035	82,625
33,411	Series Pool #G04817	5.00%	09/01/2038	33,940
	Federal Home Loan Mortgage Corp. REMICS
371,859	Series 2003-2722(b)	9.76% - 30D US SOFR	12/15/2033	387,103
641,660	Series 2006-3244(b)(n)	6.55% - 30D US SOFR	11/15/2036	64,132
31,063	Series 2007-3261(b)(n)	6.32% - 30D US SOFR	01/15/2037	2,992
54,242	Series 2007-3262(b)(n)	6.29% - 30D US SOFR	01/15/2037	3,450

Principal Amount/Description		Rate	Maturity	Value
$262,434	Series 2007-3301(b)(n)	5.99% - 30D US SOFR	04/15/2037	$22,722
194,156	Series 2007-3303(b)(n)	5.99% - 30D US SOFR	04/15/2037	18,086
50,988	Series 2007-3382(b)(n)	5.89% - 30D US SOFR	11/15/2037	3,541
168,362	Series 2007-3384(b)(n)	6.20% - 30D US SOFR	08/15/2036	14,887
56,134	Series 2007-3384(b)(n)	6.28% - 30D US SOFR	11/15/2037	3,821
16,506	Series 2008-3417(b)(n)	6.07% - 30D US SOFR	02/15/2038	1,315
733,585	Series 2008-3423(b)(n)	5.89% - 30D US SOFR	03/15/2038	1,650
60,330	Series 2008-3423(b)(n)	5.54% - 30D US SOFR	03/15/2038	4,166
528,695	Series 2009-3510(b)(n)	6.64% - 30D US SOFR	02/15/2037	46,444
164,771	Series 2009-3523(b)(n)	5.89% - 30D US SOFR	04/15/2039	12,835
29,920	Series 2009-3524(b)(n)	3.23%	06/15/2038	28,552
2,622	Series 2009-3549(b)(n)	5.69% - 30D US SOFR	07/15/2039	217
250,684	Series 2009-3560(b)(n)	6.29% - 30D US SOFR	11/15/2036	13,967
115,725	Series 2010-3641	4.50%	03/15/2040	115,326
169,353	Series 2010-3726(b)(n)	5.94% - 30D US SOFR	09/15/2040	16,581
477,759	Series 2010-3728(b)(n)	4.33552% - 30D US SOFR	09/15/2040	16,790
166,692	Series 2010-3779	3.50%	12/15/2030	164,328
34,859	Series 2010-3779	4.00%	12/15/2030	34,834
27,133	Series 2011-3786(b)	9.27104% - 30D US SOFR	01/15/2041	20,681
349,011	Series 2011-3815(b)(n)	5.74% - 30D US SOFR	02/15/2041	28,913
171,129	Series 2011-3824(b)(n)	6.99% - 30D US SOFR	08/15/2036	21,082
298,908	Series 2011-3864(b)	8.97% - 30D US SOFR	05/15/2041	243,766
189,496	Series 2011-3872(b)(n)	5.84% - 30D US SOFR	06/15/2041	15,572
794,131	Series 2011-3924(b)(n)	5.89% - 30D US SOFR	09/15/2041	51,439
1,240,168	Series 2012-3(b)(n)	5.84% - 30D US SOFR	02/25/2042	127,814
481,978	Series 2013-4170(b)	3.94 - 30D US SOFR	01/15/2033	436,403
2,097,207	Series 2013-4239(j)	0.00%	07/15/2043	1,238,622
	Federal National Mortgage Association Pool
21,398	Series Pool #555743	5.00%	09/01/2033	21,638
26,499	Series Pool #735382	5.00%	04/01/2035	26,874
73,710	Series Pool #735383	5.00%	04/01/2035	74,753
46,710	Series Pool #735484	5.00%	05/01/2035	47,371
16,049	Series Pool #AH4437	4.00%	01/01/2041	15,151
	Federal National Mortgage Association REMICS
5,141	Series 2004-46(b)(n)	5.89% - 30D US SOFR	03/25/2034	29

Principal Amount/Description		Rate	Maturity	Value
$96,008	Series 2006-101(b)(n)	6.47% - 30D US SOFR	10/25/2036	$11,138
277,640	Series 2006-123(b)(n)	6.21% - 30D US SOFR	01/25/2037	31,692
1,109,099	Series 2006-92(b)(n)	6.47% - 30D US SOFR	10/25/2036	100,749
37,146	Series 2007-102(b)(n)	6.29% - 30D US SOFR	11/25/2037	2,918
34,874	Series 2007-108(b)(n)	6.25% - 30D US SOFR	12/25/2037	2,402
4,805	Series 2007-30(b)(n)	6.00% - 30D US SOFR	04/25/2037	368
202,041	Series 2007-38(b)(n)	5.97% - 30D US SOFR	05/25/2037	11,111
6,166	Series 2007-51(b)(n)	5.99% - 30D US SOFR	06/25/2037	416
23,769	Series 2007-53(b)(n)	5.99% - 30D US SOFR	06/25/2037	1,563
183,083	Series 2007-57(b)(n)	6.51% - 30D US SOFR	10/25/2036	19,219
34,789	Series 2007-68(b)(n)	6.54% - 30D US SOFR	07/25/2037	3,286
329,738	Series 2008-3(b)(n)	6.35% - 30D US SOFR	02/25/2038	25,001
32,171	Series 2008-56(b)(n)	5.95% - 30D US SOFR	07/25/2038	1,626
9,216	Series 2008-81	5.50%	09/25/2038	9,412
87,953	Series 2009-111	5.00%	01/25/2040	88,741
45,761	Series 2009-111(b)(n)	6.14% - 30D US SOFR	01/25/2040	4,846
339,133	Series 2009-12(b)(n)	6.49% - 30D US SOFR	03/25/2036	25,760
11,449	Series 2009-28(b)(n)	5.89% - 30D US SOFR	04/25/2037	695
60,563	Series 2009-41	4.50%	06/25/2039	60,216
26,559	Series 2009-42(b)(n)	5.89% - 30D US SOFR	06/25/2039	2,087
60,905	Series 2009-47(b)(n)	5.99% - 30D US SOFR	07/25/2039	3,351
24,418	Series 2009-62(b)(n)	5.99% - 30D US SOFR	08/25/2039	710
26,532	Series 2009-66(b)(n)	5.69% - 30D US SOFR	02/25/2038	1,898
21,672	Series 2009-68(b)(n)	5.14% - 30D US SOFR	09/25/2039	1,295
52,883	Series 2010-11(b)(n)	4.69% - 30D US SOFR	02/25/2040	2,870
13,783	Series 2010-111(b)(n)	5.89% - 30D US SOFR	10/25/2040	816
55,208	Series 2010-115(b)(n)	6.49% - 30D US SOFR	11/25/2039	5,324
695,211	Series 2010-115(b)(n)	5.89% - 30D US SOFR	10/25/2040	65,635
1,668,023	Series 2010-123(b)(n)	5.94% - 30D US SOFR	11/25/2040	167,997
260,472	Series 2010-15(b)(n)	4.84% - 30D US SOFR	03/25/2040	12,060
17,349	Series 2010-34(b)(n)	4.82% - 30D US SOFR	04/25/2040	801
19,611	Series 2010-4(b)(n)	6.12% - 30D US SOFR	02/25/2040	1,593

Principal Amount/Description		Rate	Maturity	Value
$32,092	Series 2010-58(b)	12.18% - 30D US SOFR	06/25/2040	$31,054
978,717	Series 2010-75	4.50%	07/25/2040	974,456
14,872	Series 2010-9(b)(n)	5.19% - 30D US SOFR	02/25/2040	844
76,809	Series 2010-9(b)(n)	4.64% - 30D US SOFR	02/25/2040	3,498
4,051	Series 2010-90(b)(n)	5.89% - 30D US SOFR	08/25/2040	327
17,927	Series 2011-25	3.00%	04/25/2026	17,800
1,291,115	Series 2012-106(b)(n)	6.05% - 30D US SOFR	10/25/2042	141,038
262,964	Series 2012-124(b)	7.58716% - 30D US SOFR	11/25/2042	198,807
89,749	Series 2012-29(b)(n)	5.89% - 30D US SOFR	04/25/2042	7,502
262,411	Series 2012-32(n)	5.00%	04/25/2042	56,507
1,256,279	Series 2012-65(b)(n)	5.87% - 30D US SOFR	06/25/2042	149,328
526,777	Series 2018-21(j)	0.00%	04/25/2048	380,132
	First Horizon Alternative Mortgage Securities Trust
439,734	Series 2005-FA6	5.50%	09/25/2035	226,846
	First Horizon Mortgage Pass-Through Trust
416,210	Series 2007-AR3(b)	4.89%	11/25/2037	162,811
	Freddie Mac Pool
3,236,884	Series 2021-	2.00%	11/01/2050	2,638,862
1,331,388	Series 2022-	3.00%	03/01/2052	1,166,305
	Freddie Mac REMICS
1,684,847	Series 2011-3972(b)(n)	5.79% - 30D US SOFR	12/15/2041	167,230
1,829,086	Series 2020-5007(b)(n)	5.99% - 30D US SOFR	08/25/2050	245,103
9,225,692	Series 2020-5023(n)	3.00%	10/25/2050	1,498,487
3,629,997	Series 2020-5041(n)	2.00%	11/25/2050	418,489
9,864,453	Series 2020-5057(n)	3.00%	11/25/2050	1,483,554
7,285,286	Series 2021-5070(n)	3.50%	02/25/2051	1,204,001
6,369,124	Series 2021-5083	2.50%	03/25/2051	3,444,590
12,226,501	Series 2021-5156(n)	3.00%	02/25/2050	2,178,453
10,865,548	Series 2022-5195	2.50%	02/25/2052	6,613,924
2,897,614	Series 2023-5293(n)	2.50%	04/25/2051	468,486
19,400,280	Series 2023-5353(n)	2.50%	10/25/2051	2,226,300
7,185,029	Series 2024-5427	4.00%	05/25/2052	5,842,045
621,592	Series 2024-5481(b)	30D US SOFR + 1.50%	12/25/2054	626,631
2,007,063	Series 2025-5524(b)	30D US SOFR + 1.20%	04/25/2055	1,989,851
4,014,713	Series 2025-5527(b)	30D US SOFR + 1.20%	09/25/2054	4,007,635
16,997,632	Series 2025-5531(n)	3.50%	06/25/2041	2,156,263
11,833,145	Series 2025-5531(n)	3.00%	06/25/2041	1,352,039
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(b)(g)	30D US SOFR + 5.65%	12/25/2050	4,918,613
2,500,000	Series 2021-DNA1(b)(g)	30D US SOFR + 4.75%	01/25/2051	2,764,966
3,000,000	Series 2021-DNA2(b)(g)	30D US SOFR + 6.00%	08/25/2033	3,655,511
2,750,000	Series 2021-HQA2(b)(g)	30D US SOFR + 3.15%	12/25/2033	3,041,834

Principal Amount/Description		Rate	Maturity	Value
	GCAT
$1,500,000	Series 2021-NQM4(b)(g)	2.47%	08/25/2025	$1,005,900
	Ginnie Mae II Pool
1,271,598	Series 2021-	2.50%	11/20/2051	1,074,694
	Government National Mortgage Association
19,307	Series 2004-83(b)(n)	5.97% - 1M CME TERM SOFR	10/20/2034	998
19,412	Series 2008-6(b)(n)	6.35% - 1M CME TERM SOFR	02/20/2038	89
18,681	Series 2008-67(b)(n)	5.89% - 1M CME TERM SOFR	08/20/2038	68
289,944	Series 2008-69(b)(n)	7.52% - 1M CME TERM SOFR	08/20/2038	15,706
29,201	Series 2009-10(b)(n)	6.54% - 1M CME TERM SOFR	02/16/2039	2,708
1,133,051	Series 2009-58(b)(n)	6.14% - 1M CME TERM SOFR	06/20/2039	77,920
20,695	Series 2009-6(b)(n)	5.84% - 1M CME TERM SOFR	02/20/2038	73
597,811	Series 2009-75	5.00%	09/20/2039	602,595
1,419,818	Series 2010-121(b)(n)	5.89% - 1M CME TERM SOFR	09/20/2040	146,503
19,719	Series 2010-61(b)(n)	6.44% - 1M CME TERM SOFR	09/20/2039	1,165
23,040	Series 2010-98(b)(n)	5.24%	03/20/2039	485
9,389,176	Series 2010-H20(b)(n)	1.45%	10/20/2060	226,894
194,847	Series 2011-69(j)	0.00%	05/20/2041	155,195
426,045	Series 2011-71(b)(n)	5.29% - 1M CME TERM SOFR	05/20/2041	39,598
119,454	Series 2011-72(b)(n)	6.04% - 1M CME TERM SOFR	05/20/2041	10,982
658,774	Series 2011-89(b)(n)	5.34% - 1M CME TERM SOFR	06/20/2041	60,365
1,063,313	Series 2013-113(b)(n)	6.14% - 1M CME TERM SOFR	03/20/2043	28,649
2,367,906	Series 2013-122(b)(n)	5.99% - 1M CME TERM SOFR	08/16/2043	277,031
1,682,051	Series 2013-148(b)(n)	5.57% - 1M CME TERM SOFR	10/16/2043	161,130
1,597,982	Series 2013-186(b)(n)	6.14% - 1M CME TERM SOFR	02/16/2043	103,044
1,456,951	Series 2014-156(b)(n)	6.14% - 1M CME TERM SOFR	10/20/2044	170,907
2,882,104	Series 2014-4(b)(n)	5.99% - 1M CME TERM SOFR	01/16/2044	332,165
3,638,390	Series 2014-41(b)(n)	5.99% - 1M CME TERM SOFR	03/20/2044	402,771
1,214,763	Series 2014-5(b)(n)	6.04% - 1M CME TERM SOFR	07/20/2043	78,795
2,175,714	Series 2014-95(b)(n)	6.14% - 1M CME TERM SOFR	06/16/2044	168,590
6,674,475	Series 2016-H21(b)(n)	3.15%	09/20/2066	250,030
7,314,000	Series 2018-19	3.00%	02/20/2048	6,140,274
3,911,608	Series 2018-97(b)(n)	6.09% - 1M CME TERM SOFR	07/20/2048	478,638
8,415,513	Series 2019-22(b)(n)	5.49% - 1M CME TERM SOFR	02/20/2045	804,005
15,287,239	Series 2019-90(n)	3.00%	05/20/2048	2,084,204
1,181,137	Series 2019-90(b)	1M CME TERM SOFR + 0.46%	07/20/2049	1,144,245

Principal Amount/Description		Rate	Maturity	Value
$3,768,362	Series 2019-92(b)(n)	5.99% - 1M CME TERM SOFR	07/20/2049	$468,013
17,202,632	Series 2019-H10(b)(n)	1.42%	06/20/2069	926,608
4,407,104	Series 2019-H18(b)(n)	1.50%	11/20/2069	273,781
7,678,333	Series 2020-112(b)(n)	6.14% - 1M CME TERM SOFR	08/20/2050	1,006,539
14,174,936	Series 2020-146(b)(n)	3.64 - 1M CME TERM SOFR	10/20/2050	496,771
11,072,115	Series 2020-146(b)(n)	6.19% - 1M CME TERM SOFR	10/20/2050	1,579,859
16,337,392	Series 2020-165(n)	2.50%	11/20/2050	2,370,147
10,332,176	Series 2020-167(b)(n)	3.64 - 1M CME TERM SOFR	11/20/2050	351,763
16,292,384	Series 2020-167(n)	2.50%	11/20/2050	2,387,706
13,918,558	Series 2020-173(n)	2.50%	11/20/2050	2,091,937
3,801,370	Series 2020-188(b)(n)	6.19% - 1M CME TERM SOFR	11/20/2050	533,484
15,083,019	Series 2020-188(n)	2.50%	12/20/2050	2,166,943
16,487,529	Series 2020-191(n)	3.50%	12/20/2050	3,228,426
17,527,140	Series 2020-H18(b)(n)	2.45%	09/20/2070	1,128,797
8,670,519	Series 2021-1(b)(n)	6.19% - 1M CME TERM SOFR	01/20/2051	1,194,695
13,471,581	Series 2021-1(n)	2.50%	01/20/2051	1,786,096
8,642,283	Series 2021-107(b)(n)	3.64% - 1M CME TERM SOFR	06/20/2051	268,143
10,759,248	Series 2021-116(n)	3.50%	03/20/2051	1,991,490
1,351,623	Series 2021-117(n)	3.50%	06/20/2051	231,634
11,158,919	Series 2021-160(n)	2.50%	06/20/2051	1,202,144
16,652,945	Series 2021-161(n)	3.00%	09/20/2051	2,192,099
1,536,375	Series 2021-197(n)	3.50%	11/20/2051	292,186
16,597,824	Series 2021-52(b)(n)	0.72%	04/16/2063	861,608
20,163,369	Series 2021-59(b)(n)	2.60% - 30D US SOFR	04/20/2051	139,829
11,206,997	Series 2021-7(n)	2.50%	01/20/2051	1,710,246
11,224,501	Series 2021-76(n)	3.00%	08/20/2050	1,900,457
12,850,707	Series 2021-77(n)	3.00%	07/20/2050	2,091,363
13,298,212	Series 2021-77(n)	2.50%	05/20/2051	1,592,644
10,325,360	Series 2021-77(b)(n)	3.64% - 1M CME TERM SOFR	05/20/2051	296,035
5,196,933	Series 2021-89(b)(n)	3.64% - 1M CME TERM SOFR	05/20/2051	140,729
8,008,323	Series 2021-97(b)(n)	3.64% - 1M CME TERM SOFR	06/20/2051	221,028
24,923,356	Series 2021-97(b)(n)	2.60% - 30D US SOFR	06/20/2051	258,012
12,805,490	Series 2021-H08(b)(n)	0.15%	05/20/2071	377,384
32,066,260	Series 2022-1(b)(n)	2.65% - 30D US SOFR	01/20/2052	223,438
15,655,442	Series 2022-137(n)	3.00%	01/20/2052	2,109,477
17,837,275	Series 2022-174	3.50%	05/20/2051	14,859,918
15,760,253	Series 2022-174	3.00%	12/20/2051	12,351,091
20,676,768	Series 2022-207(n)	3.00%	08/20/2051	3,214,361
26,015,273	Series 2022-48(b)(n)	0.71%	01/16/2064	1,499,807
12,649,003	Series 2022-83(n)	2.50%	11/20/2051	1,861,962
12,771,373	Series 2024-48(n)	2.50%	10/20/2051	1,950,244
13,731,653	Series 2024-61	3.50%	04/20/2054	11,013,100
15,177,629	Series 2025-48(n)	2.50%	06/20/2051	2,119,548
17,562,107	Series 2025-62(n)	2.50%	10/20/2051	2,261,209
	GSR Mortgage Loan Trust
879,076	Series 2006-2F	5.25%	02/25/2036	333,490
1,465,462	Series 2007-2F	6.00%	03/25/2037	730,609

Principal Amount/Description		Rate	Maturity	Value
$640,724	Series 2007-AR2(b)	4.35%	05/25/2037	$340,179
	Impac CMB Trust
66,446	Series 2004-10(b)	1M CME TERM SOFR + 0.81%	03/25/2035	57,210
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(b)(g)	3.45%	01/25/2057	768,075
	IndyMac IMJA Mortgage Loan Trust
947,849	Series 2007-A1	6.00%	08/25/2037	345,836
	IndyMac IMSC Mortgage Loan Trust
4,686,611	Series 2007-F2	6.50%	07/25/2037	1,502,252
	JP Morgan Alternative Loan Trust
139,777	Series 2005-S1	6.00%	12/25/2035	93,519
14,280	Series 2006-S3(m)	6.62%	08/25/2036	14,221
	JP Morgan Mortgage Trust
753,704	Series 2007-S3	6.00%	07/25/2037	327,646
	JP Morgan Resecuritization Trust
436,177	Series 2011-1(b)(g)	6.00%	06/26/2037	359,946
1,620,554	Series 2014-6(b)(g)	1M CME TERM SOFR + 0.32%	07/27/2046	1,584,949
	Lehman Mortgage Trust
361,840	Series 2006-6	5.50%	10/25/2036	235,345
3,841,455	Series 2006-7(b)	1M CME TERM SOFR + 0.36%	11/25/2036	222,091
3,841,404	Series 2006-7(b)(n)	7.64% - 1M CME TERM SOFR	11/25/2036	229,385
1,169,735	Series 2006-8(b)	1M CME TERM SOFR + 0.53%	12/25/2036	236,822
1,169,735	Series 2006-8(b)(n)	6.47% - 1M CME TERM SOFR	12/25/2036	131,834
	Merrill Lynch Alternative Note Asset Trust
687,842	Series 2007-F1	6.00%	03/25/2037	58,723
	Morgan Stanley Mortgage Loan Trust
789,786	Series 2005-3AR(b)	5.37%	07/25/2035	649,503
2,034,120	Series 2006-11	6.00%	08/25/2036	1,189,999
2,283,527	Series 2006-1AR(b)	1M CME TERM SOFR + 0.39%	02/25/2036	1,355,423
506,930	Series 2006-7(b)	5.08%	06/25/2036	268,413
599,071	Series 2006-7	6.00%	06/25/2036	263,633
	Nomura Asset Acceptance Corp. Alternative Loan Trust
901,136	Series 2005-AP3(b)	5.32%	08/25/2035	391,383
	PR Mortgage Loan Trust
5,060,222	Series 2014-1(b)(g)	5.86%	09/25/2047	4,845,238
	Prime Mortgage Trust
34,580	Series 2006-DR1(g)	5.50%	05/25/2035	32,457
	PRPM LLC
600,000	Series 2025-4(g)(m)	6.18%	06/25/2028	608,121
	RBSGC Structured Trust
89,280	Series 2008-B(g)	6.00%	06/25/2037	77,876
	Residential Accredit Loans, Inc.
3,038,601	Series 2006-QA5(b)	1M CME TERM SOFR + 0.55%	07/25/2036	993,931
967,879	Series 2006-QS10	6.50%	08/25/2036	859,897
254,010	Series 2006-QS6	6.00%	06/25/2036	208,092
599,065	Series 2006-QS7	6.00%	06/25/2036	474,865

Principal Amount/Description		Rate	Maturity	Value
$31,494	Series 2006-QS7(b)	1M CME TERM SOFR + 0.51%	06/25/2036	$22,467
94,482	Series 2006-QS7(b)(n)	5.49% - 1M CME TERM SOFR	06/25/2036	6,798
41,426	Series 2006-QS8(b)	1M CME TERM SOFR + 0.56%	08/25/2036	30,694
124,279	Series 2006-QS8(b)(n)	5.44% - 1M CME TERM SOFR	08/25/2036	9,313
4,098	Series 2007-QS6(b)	54.05% - 1M CME TERM SOFR	04/25/2037	5,324
367,017	Series 2007-QS9	6.50%	07/25/2037	303,201
175,695	Series 2008-QR1	6.00%	08/25/2036	141,075
	Residential Asset Securitization Trust
380,175	Series 2006-A1	6.00%	04/25/2036	165,495
862,876	Series 2006-A2	6.00%	05/25/2036	311,764
895,458	Series 2006-A6	6.50%	07/25/2036	238,723
243,132	Series 2006-A8	6.00%	08/25/2036	154,149
148,450	Series 2006-A8	6.50%	08/25/2036	41,714
313,587	Series 2006-A8(b)(n)	5.79% - 1M CME TERM SOFR	08/25/2036	24,355
1,336,898	Series 2007-A1	6.00%	03/25/2037	393,985
55,505	Series 2007-A6	6.00%	06/25/2037	28,661
2,535,047	Series 2007-A7	6.00%	07/25/2037	933,139
	Residential Funding Mortgage Securities I Trust
309,058	Series 2006-S3	5.50%	03/25/2036	252,573
61,930	Series 2006-S6	6.00%	07/25/2036	53,380
178,402	Series 2007-S3	6.00%	03/25/2037	129,618
97,064	Series 2007-S6	6.00%	06/25/2037	75,416
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(b)(g)	4.67%	01/26/2060	3,003,780
	Sequoia Mortgage Trust
768,784	Series 2007-3(b)	4.50%	07/20/2037	608,843
	Structured Asset Securities Corp.
111,958	Series 2005-RF1(b)(g)	1M CME TERM SOFR + 0.46%	03/25/2035	100,760
111,958	Series 2005-RF1(b)(g)(n)	0.00%	03/25/2035	154
	TBW Mortgage-Backed Trust
1,391,148	Series 2006-2	7.00%	07/25/2036	214,164
	Verus Securitization Trust
2,300,000	Series 2019-INV3(b)(g)	3.28%	11/25/2059	2,267,641
1,500,000	Series 2021-4(b)(g)	2.20%	07/25/2066	982,897
1,400,000	Series 2021-6(b)(g)	4.05%	10/25/2066	1,091,655
2,000,000	Series 2021-7(b)(g)	4.19%	10/25/2066	1,479,906
7,706,000	Series 2022-4(b)(g)	4.77%	04/25/2067	6,668,399
	Wachovia Mortgage Loan Trust, LLC Series Trust
41,456	Series 2005-B(b)	7.49%	10/20/2035	40,098
	Washington Mutual Alternative Mortgage Pass-Through Certificates
31,751	Series 2005-9	5.50%	11/25/2035	25,826
278,002	Series 2006-5	6.00%	07/25/2036	199,627
	Washington Mutual Mortgage Pass-Through Certificates Trust
421,520	Series 2006-2	6.00%	03/25/2036	416,470

Principal Amount/Description		Rate	Maturity	Value
	Wells Fargo Alternative Loan Trust
$164,306	Series 2007-PA2(b)	1M CME TERM SOFR + 0.54%	06/25/2037	$143,530
175,009	Series 2007-PA2(b)(n)	5.96% - 1M CME TERM SOFR	06/25/2037	18,254
211,442	Series 2007-PA3	6.25%	07/25/2037	185,023
				286,422,518

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $355,877,571)				286,422,518

Shares/Description		Value
Warrants - 0.00%(d)
United States - 0.00%(d)
64,870	PERSHING SQUARE SPARC HOLDINGS, Strike Price 0.01, Expires 12/31/2049	1

TOTAL WARRANTS
(Cost $0)		1

Short-Term Investments - 8.28%
Money Market Fund - 8.28%
98,626,969	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.20%)	98,626,969

TOTAL SHORT-TERM INVESTMENTS
(Cost $98,626,969)		98,626,969

TOTAL INVESTMENTS - 100.27%
(Cost $1,300,930,670)		$1,193,846,694
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.27)%		(3,245,881)
NET ASSETS - 100.00%		$1,190,600,813

Investment Abbreviations:
CME- Chicago Mercantile Exchange
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate Data
TI - Treasury Index

Rates:
1M CME SOFR - 1 Month CME SOFR as of June 30, 2025 was 4.32%
3M CME SOFR - 3 Month CME SOFR as of June 30, 2025 was 4.29%
30D SOFR - 30 Day SOFR as of June 30, 2025 was 4.32%
1M SOFR - 1 Month SOFR as of June 30, 2025 was 4.32%
3M SOFR - 3 Month SOFR as of June 30, 2025 was 4.34%
1Y US TI - 1 Year TI as of June 30, 2025 was 3.96%
5Y US TI - 5 Year TI as of June 30, 2025 was 3.79%
10Y US TI - 10 Year TI as of June 30, 2025 was 4.24%

(a)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Non-income producing security.
(d)	Less than 0.005%.
(e)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(f)	Affiliated company. See Notes to Quarterly Schedule of Investments.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $324,065,989, which represents approximately 27.22% of net assets as of June 30, 2025. Test
(h)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2025, the aggregate fair value of those securities was $10,235,405, representing 0.86% of net assets.
(i)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is currently in default.
(l)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(m)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2025.
(n)	Interest only securities.

See Notes to Quarterly Schedule of Investments.

Futures Contracts:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
US 2Yr Note Future	100	September 2025	$20,802,344	$84,502
US Long Bond Future	28	September 2025	3,233,125	129,267
			$24,035,469	$213,769

Futures Contracts Sold:

Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
10-Yr U.S. Treasury Note Futures	(30)	September 2025	$3,427,969	$(82,984)
US Ultra T-Bond	(45)	September 2025	5,360,625	(238,733)
			$8,788,594	$(321,717)

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 2.13%
United States - 2.13%
58,172	Avenue Income Credit Strategies Fund	$343,215
31,179	BlackRock Core Bond Trust	303,060
64,315	Western Asset Inflation-Linked Opportunities & Income Fund	563,399

TOTAL CLOSED-END FUNDS
(Cost $1,268,226)		1,209,674

COMMON STOCKS - 0.16%
United States - 0.16%
3,304	PHI Group, Inc.(a)	92,380

TOTAL COMMON STOCKS
(Cost $65,834)		92,380

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 1.15%(b)
United States - 1.15%
$130,278	AI Aqua Merger Sub, Inc., First Lien	1M SOFR + 3.00%, 0.50% Floor	07/31/2028	130,240
73,728	EG America LLC, First Lien	3M SOFR + 4.25%	02/07/2028	74,156
76,050	Electron BidCo, Inc. TL 1L	1M SOFR + 2.75%	10/07/2028	76,330
240,725	IRB Holding Corp., First Lien	3M SOFR + 2.50%, 0.75% Floor	12/15/2027	240,976
4,676	Naked Juice, LLC	3M SOFR + 3.25%	01/24/2029	3,741
14,063	Naked Juice, LLC	6M CME TERM + 6.00%	01/24/2030	6,785
120,644	Skopima Consilio Parent LLC, First Lien	1M SOFR + 3.75%, 0.50% Floor	05/17/2028	119,232
				651,460

TOTAL BANK LOANS
(Cost $644,467)				651,460

HIGH YIELD DEBT- 89.99%
Australia - 0.91%
$20,000	Mineral Resources, Ltd.(c)	9.25%	10/01/2028	20,493
330,000	Mineral Resources, Ltd.(c)	8.50%	05/01/2030	328,625
185,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(c)	5.00%	01/27/2030	170,849
				519,967
Canada - 4.02%
265,000	1261229 BC, Ltd.(c)	10.00%	04/15/2032	267,515
100,000	Bombardier, Inc.(c)	6.00%	02/15/2028	100,673
90,000	Bombardier, Inc.(c)	8.75%	11/15/2030	97,545
30,000	Bombardier, Inc.(c)	7.25%	07/01/2031	31,528
90,000	Bombardier, Inc.(c)	7.00%	06/01/2032	93,837
120,000	Bombardier, Inc.(c)	6.75%	06/15/2033	124,494
90,000	Capstone Copper Corp.(c)	6.75%	03/31/2033	92,213
110,000	Cascades, Inc./Cascades USA, Inc.(c)	5.38%	01/15/2028	109,127
175,000	Cascades, Inc./Cascades USA, Inc.(c)	6.75%	07/15/2030	176,001
325,000	Dye & Durham, Ltd.(c)	8.63%	04/15/2029	340,372
170,000	Garda World Security Corp.(c)	8.38%	11/15/2032	174,773

Principal Amount/Description		Rate	Maturity	Value
$180,000	goeasy, Ltd.(c)	9.25%	12/01/2028	$190,563
170,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(c)	6.00%	09/15/2028	170,000
225,000	Mercer International, Inc.	5.13%	02/01/2029	183,728
70,000	Northriver Midstream Finance LP(c)	5.63%	02/15/2026	69,922
20,000	Open Text Corp.(c)	6.90%	12/01/2027	20,722
21,000	Precision Drilling Corp.(c)	7.13%	01/15/2026	21,076
25,000	Precision Drilling Corp.(c)	6.88%	01/15/2029	24,717
				2,288,806
Finland - 0.26%
125,000	Mehilainen Yhtiot Oy(c)	5.13%	06/30/2032	148,062

France - 3.96%
130,000	Afflelou SAS(d)	6.00%	07/25/2029	159,642
370,000	Altice France SA	11.50%	02/01/2027	422,213
55,000	Altice France SA(c)	5.13%	07/15/2029	45,513
170,000	Bertrand Franchise Finance SAS(d)	6.50%	07/18/2030	203,312
65,000	Constellium SE(c)	6.38%	08/15/2032	66,125
400,000	Electricite de France SA(b)(e)	5Y EUR SWAP + 3.28%	Perpetual Maturity	489,083
140,000	Iliad Holding SASU(c)	5.38%	04/15/2030	169,777
290,000	Iliad Holding SASU(c)	8.50%	04/15/2031	310,452
100,000	Nova Alexandre III SAS(b)(d)	3M EUR L + 5.25%	07/15/2029	119,707
220,000	Opal Bidco SAS(c)	5.50%	03/31/2032	264,981
				2,250,805
Germany - 2.23%
100,000	Cheplapharm Arzneimittel GmbH(d)	7.50%	05/15/2030	120,442
100,000	Cheplapharm Arzneimittel GmbH(c)	7.13%	06/15/2031	118,722
140,000	CT Investment GmbH(d)	6.38%	04/15/2030	170,566
205,000	Dynamo Newco II GmbH(d)	6.25%	10/15/2031	248,559
100,000	IHO Verwaltungs GmbH(d)(f)	7.00% (7.75%)	11/15/2031	124,750
140,000	Motel One GmbH/Muenchen(d)	7.75%	04/02/2031	177,326
140,000	Nidda Healthcare Holding GmbH(c)	5.63%	02/21/2030	168,439
115,000	TUI Cruises GmbH(c)	6.25%	04/15/2029	141,430
				1,270,234
Great Britain - 4.00%
125,000	Ardonagh Finco, Ltd.(d)	6.88%	02/15/2031	151,668
130,000	California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC(c)	5.63%	02/15/2032	157,713
100,000	CD&R Firefly Bidco PLC(c)	8.63%	04/30/2029	141,625
120,000	Edge Finco PLC(d)	8.13%	08/15/2031	171,874
140,000	eG Global Finance PLC(d)	11.00%	11/30/2028	182,229
105,000	Galaxy Bidco, Ltd.(c)	8.13%	12/19/2029	147,195
105,000	Heathrow Finance PLC	6.63%	03/01/2031	143,608
220,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC(c)	8.13%	02/15/2032	229,901
105,000	INEOS Finance PLC(d)	6.38%	04/15/2029	125,486
105,000	INEOS Quattro Finance 2 PLC(c)	6.75%	04/15/2030	114,659
105,000	Miller Homes Group Finco PLC(b)(c)	3M EUR L + 4.25%	10/15/2030	125,881
40,000	Virgin Media Finance PLC(c)	5.00%	07/15/2030	36,588
225,000	Vmed O2 UK Financing I PLC(c)	4.75%	07/15/2031	208,271
200,000	Vmed O2 UK Financing I PLC(d)	4.50%	07/15/2031	246,649
90,000	Vmed O2 UK Financing I PLC(c)	7.75%	04/15/2032	93,636
				2,276,983
Ireland - 0.43%
130,000	Adient Global Holdings, Ltd.(c)	7.50%	02/15/2033	133,054

Principal Amount/Description		Rate	Maturity	Value
$100,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(d)	2.13%	08/15/2026	$112,908
				245,962
Italy - 3.42%
130,000	Castello BC Bidco SpA(b)(c)	3M EUR L + 4.50%	11/14/2031	154,299
100,000	Cedacri SpA(b)(c)	3M EUR L + 4.63%	05/15/2028	118,315
110,000	Cerved Group SpA(b)(d)	3M EUR L + 5.25%	02/15/2029	128,888
105,000	Dolcetto Holdco SpA(c)	5.63%	07/14/2032	124,738
115,000	Fedrigoni SpA(b)(d)	3M EUR L + 4.00%	01/15/2030	132,162
63,000	Fibercop SpA(c)	6.38%	11/15/2033	61,494
100,000	Guala Closures SpA(d)	3.25%	06/15/2028	115,005
125,000	Irca SpA(b)(c)	3M EUR L + 3.75%	12/15/2029	147,964
160,000	Kepler SpA(b)(d)	3M EUR L + 4.13%	12/18/2029	189,537
220,000	Mooney Group SpA(b)(d)	3M EUR L + 3.88%	12/17/2026	257,432
115,000	Neopharmed Gentili SPA(c)	7.13%	04/08/2030	142,407
150,000	Sammontana Italia SpA(b)(d)	3M EUR L + 3.75%	10/15/2031	176,901
165,000	TeamSystem SpA(c)	5.00%	07/01/2031	194,440
				1,943,582
Luxembourg - 3.22%
95,000	Albion Financing 1 SARL / Aggreko Holdings, Inc.(c)	7.00%	05/21/2030	97,188
100,000	Albion Financing 1 SARL / Aggreko Holdings, Inc.(c)	5.38%	05/21/2030	120,611
155,000	Aramark International Finance Sarl(c)	4.38%	04/15/2033	180,593
115,000	Dana Financing Luxembourg Sarl(d)	8.50%	07/15/2031	147,570
145,000	Eurofins Scientific SE(b)(e)	3M EUR L + 3.19%	Perpetual Maturity	177,397
150,000	Grand City Properties Finance Sarl(b)(e)	5Y EUR SWAP + 3.51%	Perpetual Maturity	182,518
290,000	Intelsat Jackson Holdings SA(c)	6.50%	03/15/2030	296,437
120,000	Loarre Investments Sarl(d)	6.50%	05/15/2029	146,042
165,000	Luna 2 5SARL(c)	5.50%	07/01/2032	198,388
100,000	Sani/Ikos Financial Holdings 1 Sarl(c)	7.25%	07/31/2030	121,656
16,000	Telecom Italia Capital SA	6.38%	11/15/2033	16,704
135,000	Telecom Italia Capital SA	7.20%	07/18/2036	143,903
				1,829,007
Netherlands - 1.77%
125,000	Boels Topholding BV(d)	5.75%	05/15/2030	153,030
130,000	Energizer Gamma Acquisition BV(d)	3.50%	06/30/2029	146,659
110,000	Flora Food Management BV(c)	6.88%	07/02/2029	131,745
100,000	Odido Group Holding BV(d)	5.50%	01/15/2030	117,961
115,000	OI European Group BV(c)	5.25%	06/01/2029	139,745
100,000	Telefonica Europe BV(b)(e)	8Y EUR SWAP + 3.62%	Perpetual Maturity	129,713
200,000	Ziggo BV(c)	4.88%	01/15/2030	187,026
				1,005,879
Sweden - 0.74%
151,000	Assemblin Caverion Group AB(d)	6.25%	07/01/2030	183,510
200,000	Verisure Midholding AB(d)	5.25%	02/15/2029	237,067
				420,577
United States - 65.03%
40,000	Academy, Ltd.(c)	6.00%	11/15/2027	40,134
205,000	Acadia Healthcare Co., Inc.(c)	7.38%	03/15/2033	211,454
95,000	ACCO Brands Corp.(c)	4.25%	03/15/2029	84,124
105,000	Acuris Finance US, Inc. / Acuris Finance SARL(c)	5.00%	05/01/2028	100,286
125,000	Aethon United BR LP / Aethon United Finance Corp.(c)	7.50%	10/01/2029	131,210
160,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(c)	6.75%	04/15/2028	162,757

Principal Amount/Description		Rate	Maturity	Value
$25,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(c)	7.00%	01/15/2031	$25,879
275,000	Allied Universal Holdco LLC(c)	7.88%	02/15/2031	287,535
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(c)	4.63%	06/01/2028	194,073
100,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(d)	3.63%	06/01/2028	115,325
70,000	Alpha Generation LLC(c)	6.75%	10/15/2032	72,206
150,000	AMC Networks, Inc.(c)	10.25%	01/15/2029	155,625
145,000	AMC Networks, Inc.	4.25%	02/15/2029	116,299
75,000	AMC Networks, Inc.(c)	10.50%	07/15/2032	76,043
75,000	American Airlines, Inc.(c)	7.25%	02/15/2028	76,644
45,000	American Airlines, Inc.(c)	8.50%	05/15/2029	47,212
90,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	82,431
45,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.75%	05/20/2027	44,703
185,000	AmeriGas Partners LP / AmeriGas Finance Corp.(c)	9.38%	06/01/2028	190,888
145,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(c)	7.00%	04/15/2030	135,600
130,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	0.25%	06/15/2026	127,887
65,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.(c)	5.75%	01/15/2029	57,083
235,000	Arches Buyer, Inc.(c)	4.25%	06/01/2028	225,081
65,000	Arsenal AIC Parent LLC(c)	8.00%	10/01/2030	69,449
80,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(c)	6.63%	07/15/2033	81,213
245,000	AthenaHealth Group, Inc.(c)	6.50%	02/15/2030	241,378
85,000	Avient Corp.(c)	7.13%	08/01/2030	87,733
70,000	B&G Foods, Inc.	5.25%	09/15/2027	63,810
140,000	B&G Foods, Inc.(c)	8.00%	09/15/2028	134,965
105,000	Beacon Mobility Corp.(c)	7.25%	08/01/2030	107,291
145,000	BellRing Brands, Inc.(c)	7.00%	03/15/2030	151,145
60,000	Big River Steel LLC / BRS Finance Corp.(c)	6.63%	01/31/2029	60,523
387,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	399,005
240,000	Block Communications, Inc.(c)	4.88%	03/01/2028	230,778
165,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC(c)	5.13%	04/15/2029	153,162
500,000	Blue Owl Capital Corp.	3.75%	07/22/2025	499,618
1,242,000	Blue Owl Capital Corp.	3.13%	04/13/2027	1,199,791
105,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(c)	7.00%	07/15/2029	109,650
60,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(c)	7.25%	07/15/2032	63,617
215,000	BlueLinx Holdings, Inc.(c)	6.00%	11/15/2029	207,038
55,000	Boost Newco Borrower LLC(c)	7.50%	01/15/2031	58,422
45,000	Buckeye Partners LP(c)	4.50%	03/01/2028	44,352
105,000	Buckeye Partners LP(c)	6.88%	07/01/2029	108,848
175,000	Cable One, Inc.(g)	0.00%	03/15/2026	166,005
70,000	Cablevision Lightpath LLC(c)	3.88%	09/15/2027	67,511
202,000	Cablevision Lightpath LLC(c)	5.63%	09/15/2028	195,329
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	5.50%	05/01/2026	50,013
175,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	6.38%	09/01/2029	178,632
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	4.75%	03/01/2030	116,346

Principal Amount/Description		Rate	Maturity	Value
$145,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	7.38%	03/01/2031	$151,385
250,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	4.50%	06/01/2033	228,664
135,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	4.25%	01/15/2034	120,260
520,000	Celanese US Holdings LLC	6.75%	04/15/2033	525,822
75,000	Chart Industries, Inc.(c)	7.50%	01/01/2030	78,613
35,000	Chart Industries, Inc.(c)	9.50%	01/01/2031	37,388
25,000	CHS/Community Health Systems, Inc.(c)	5.63%	03/15/2027	24,640
40,000	CHS/Community Health Systems, Inc.(c)	6.00%	01/15/2029	38,507
165,000	CHS/Community Health Systems, Inc.(c)	5.25%	05/15/2030	146,470
230,000	CHS/Community Health Systems, Inc.(c)	10.88%	01/15/2032	244,057
10,000	Churchill Downs, Inc.(c)	4.75%	01/15/2028	9,878
55,000	Churchill Downs, Inc.(c)	5.75%	04/01/2030	55,215
100,000	Churchill Downs, Inc.(c)	6.75%	05/01/2031	102,907
385,000	CITGO Petroleum Corp.(c)	6.38%	06/15/2026	385,123
95,000	Clear Channel Outdoor Holdings, Inc.(c)	5.13%	08/15/2027	93,979
65,000	Clear Channel Outdoor Holdings, Inc.(c)	7.88%	04/01/2030	67,155
50,000	Cleveland-Cliffs, Inc.(c)	7.50%	09/15/2031	48,265
275,000	Cleveland-Cliffs, Inc.(c)	7.00%	03/15/2032	259,575
20,000	Cleveland-Cliffs, Inc.(c)	7.38%	05/01/2033	18,793
275,000	Cloud Software Group, Inc.(c)	6.50%	03/31/2029	277,739
210,000	Cloud Software Group, Inc.(c)	8.25%	06/30/2032	223,683
85,000	Clydesdale Acquisition Holdings, Inc.(c)	6.63%	04/15/2029	86,284
35,000	Clydesdale Acquisition Holdings, Inc.(c)	6.88%	01/15/2030	35,824
105,000	CNX Resources Corp.(c)	7.25%	03/01/2032	108,792
30,000	Cogent Communications Group LLC(c)	7.00%	06/15/2027	30,164
150,000	Cogent Communications Group LLC / Cogent Finance, Inc.(c)	7.00%	06/15/2027	150,407
110,000	Cogent Communications Group LLC / Cogent Finance, Inc.(c)	6.50%	07/01/2032	108,456
25,000	CommScope LLC(c)	7.13%	07/01/2028	24,589
273,000	CommScope LLC(c)	4.75%	09/01/2029	266,866
145,000	Compass Group Diversified Holdings LLC(c)	5.25%	04/15/2029	130,274
80,000	Comstock Resources, Inc.(c)	6.75%	03/01/2029	80,239
90,000	Comstock Resources, Inc.(c)	6.75%	03/01/2029	89,798
70,000	Comstock Resources, Inc.(c)	5.88%	01/15/2030	68,058
105,000	Consolidated Communications, Inc.(c)	5.00%	10/01/2028	106,175
65,000	Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC(c)	6.63%	07/15/2030	66,544
225,000	Cougar JV Subsidiary LLC(c)	8.00%	05/15/2032	240,056
250,000	CQP Holdco LP / BIP-V Chinook Holdco LLC(c)	7.50%	12/15/2033	272,278
115,000	Crocs, Inc.(c)	4.25%	03/15/2029	109,811
460,000	CSC Holdings LLC(c)	5.50%	04/15/2027	439,572
115,000	CSC Holdings LLC(c)	5.75%	01/15/2030	56,995
25,000	CSC Holdings LLC(c)	5.00%	11/15/2031	11,688
110,000	Cushman & Wakefield US Borrower LLC(c)	8.88%	09/01/2031	118,208
145,000	CVR Energy, Inc.(c)	5.75%	02/15/2028	138,953
185,000	DaVita, Inc.(c)	6.88%	09/01/2032	191,809
60,000	DaVita, Inc.(c)	6.75%	07/15/2033	61,993
80,000	Dcli Bidco LLC(c)	7.75%	11/15/2029	81,104
180,000	Diebold Nixdorf, Inc.(c)	7.75%	03/31/2030	191,411
195,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(c)	5.88%	08/15/2027	194,485
55,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(c)	10.00%	02/15/2031	53,434

Principal Amount/Description		Rate	Maturity	Value
$100,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(c)	6.38%	12/15/2030	$124,049
85,000	Endo Finance Holdings, Inc.(c)	8.50%	04/15/2031	90,084
45,000	EnerSys(c)	6.63%	01/15/2032	46,070
180,000	EQT Corp.(c)	4.75%	01/15/2031	177,274
275,000	EquipmentShare.com, Inc.(c)	9.00%	05/15/2028	290,862
65,000	EquipmentShare.com, Inc.(c)	8.00%	03/15/2033	68,151
95,000	EZCORP, Inc.(c)	7.38%	04/01/2032	100,235
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(c)	6.75%	01/15/2030	46,180
90,000	Fiesta Purchaser, Inc.(c)	7.88%	03/01/2031	95,606
130,000	Fiesta Purchaser, Inc.(c)	9.63%	09/15/2032	137,497
10,000	FirstCash, Inc.(c)	4.63%	09/01/2028	9,825
170,000	FirstCash, Inc.(c)	5.63%	01/01/2030	169,787
50,000	FirstCash, Inc.(c)	6.88%	03/01/2032	51,802
160,000	Fortress Intermediate 3, Inc.(c)	7.50%	06/01/2031	167,819
200,000	Fortress Transportation and Infrastructure Investors LLC(c)	5.50%	05/01/2028	199,049
23,000	Fortress Transportation and Infrastructure Investors LLC(c)	7.88%	12/01/2030	24,420
235,000	Fortress Transportation and Infrastructure Investors LLC(c)	7.00%	06/15/2032	242,806
650,000	Franklin BSP Capital Corp.	3.25%	03/30/2026	637,112
600,000	Franklin BSP Capital Corp.	7.20%	06/15/2029	621,299
35,000	Freedom Mortgage Corp.(c)	12.25%	10/01/2030	38,839
140,000	Freedom Mortgage Holdings LLC(c)	9.13%	05/15/2031	144,485
105,000	Freedom Mortgage Holdings LLC(c)	8.38%	04/01/2032	106,215
10,000	Frontier Communications Holdings LLC(c)	5.00%	05/01/2028	10,003
20,000	Frontier Communications Holdings LLC(c)	8.75%	05/15/2030	20,934
245,000	Global Net Lease, Inc.(c)	4.50%	09/30/2028	237,577
155,000	Global Partners LP / GLP Finance Corp.(c)	7.13%	07/01/2033	157,285
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(c)	5.25%	12/01/2027	35,000
205,000	Graham Packaging Co., Inc.(c)	7.13%	08/15/2028	204,758
115,000	Great Lakes Dredge & Dock Corp.(c)	5.25%	06/01/2029	110,609
120,000	Greystar Real Estate Partners LLC(c)	7.75%	09/01/2030	127,467
90,000	Gulfport Energy Operating Corp.(c)	6.75%	09/01/2029	92,349
140,000	Hanesbrands, Inc.(c)	9.00%	02/15/2031	148,362
130,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(c)	8.75%	05/01/2029	133,837
115,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(c)	7.88%	05/01/2029	140,568
90,000	Herc Holdings, Inc.(c)	6.63%	06/15/2029	92,417
170,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.(c)	5.00%	06/01/2029	163,620
130,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.(c)	4.88%	07/01/2031	119,886
30,000	HLF Financing Sarl LLC / Herbalife International, Inc.(c)	12.25%	04/15/2029	32,792
135,000	HLF Financing Sarl LLC / Herbalife International, Inc.(c)	4.88%	06/01/2029	114,190
80,000	Howard Midstream Energy Partners LLC(c)	8.88%	07/15/2028	84,045
45,000	HUB International, Ltd.(c)	5.63%	12/01/2029	45,042
80,000	HUB International, Ltd.(c)	7.25%	06/15/2030	83,661
255,000	Hunt Companies, Inc.(c)	5.25%	04/15/2029	245,927
145,000	Imola Merger Corp.(c)	4.75%	05/15/2029	140,088
15,000	Iron Mountain, Inc.(c)	5.00%	07/15/2028	14,892
55,000	Iron Mountain, Inc.(c)	7.00%	02/15/2029	56,973

Principal Amount/Description		Rate	Maturity	Value
$55,000	Iron Mountain, Inc.(c)	5.25%	07/15/2030	$54,287
135,000	JB Poindexter & Co., Inc.(c)	8.75%	12/15/2031	137,558
210,000	JELD-WEN, Inc.(c)	7.00%	09/01/2032	164,635
230,000	JetBlue Airways Corp.	0.50%	04/01/2026	220,800
310,000	Kennedy-Wilson, Inc.	4.75%	02/01/2030	284,210
130,000	Kennedy-Wilson, Inc.	5.00%	03/01/2031	117,285
230,000	Kinetik Holdings LP(c)	6.63%	12/15/2028	235,389
55,000	Kinetik Holdings LP(c)	5.88%	06/15/2030	55,501
115,000	Kraken Oil & Gas Partners LLC(c)	7.63%	08/15/2029	113,076
120,000	Kronos International, Inc.(d)	9.50%	03/15/2029	152,686
295,000	LCM Investments Holdings II LLC(c)	8.25%	08/01/2031	313,885
350,000	Level 3 Financing, Inc.(c)	4.00%	04/15/2031	301,000
14,700	Level 3 Financing, Inc.(c)	10.00%	10/15/2032	14,872
185,000	LFS Topco LLC(c)	5.88%	10/15/2026	185,103
225,000	LFS Topco LLC(c)	8.75%	07/15/2030	221,509
230,000	LifePoint Health, Inc.(c)	8.38%	02/15/2032	245,263
50,000	Marriott Ownership Resorts, Inc.	4.75%	01/15/2028	48,957
215,000	Marriott Ownership Resorts, Inc.(c)	4.50%	06/15/2029	206,622
155,000	Match Group Financeco 2, Inc.(c)	0.88%	06/15/2026	150,118
210,000	Mativ Holdings, Inc.(c)	8.00%	10/01/2029	190,539
110,000	Medline Borrower LP(c)	5.25%	10/01/2029	109,223
125,000	Nabors Industries, Inc.(c)	9.13%	01/31/2030	119,786
100,000	Nabors Industries, Inc.(c)	8.88%	08/15/2031	74,360
30,000	Nabors Industries, Ltd.(c)	7.50%	01/15/2028	26,785
20,000	Nationstar Mortgage Holdings, Inc.(c)	7.13%	02/01/2032	20,788
150,000	NCL Corp., Ltd.(c)	8.13%	01/15/2029	158,221
80,000	NCL Corp., Ltd.(c)	7.75%	02/15/2029	85,113
115,000	NCR Atleos Corp.(c)	9.50%	04/01/2029	126,055
34,000	NCR Voyix Corp.(c)	5.13%	04/15/2029	33,517
35,000	New Enterprise Stone & Lime Co., Inc.(c)	9.75%	07/15/2028	35,104
265,000	Novelis Corp.(c)	6.88%	01/30/2030	274,157
65,000	NRG Energy, Inc.(c)	5.75%	07/15/2029	65,409
260,000	NRG Energy, Inc.(c)	3.63%	02/15/2031	239,461
5,000	NuStar Logistics LP	6.00%	06/01/2026	5,022
28,000	NuStar Logistics LP	6.38%	10/01/2030	29,035
5,000	Oceaneering International, Inc.	6.00%	02/01/2028	5,044
155,000	Oceaneering International, Inc.	6.00%	02/01/2028	156,380
115,000	Olympus Water US Holding Corp.(c)	4.25%	10/01/2028	109,436
25,000	Olympus Water US Holding Corp.(c)	9.75%	11/15/2028	26,357
115,000	Olympus Water US Holding Corp.(d)	9.63%	11/15/2028	142,598
65,000	Olympus Water US Holding Corp.(c)	6.25%	10/01/2029	62,081
120,000	Olympus Water US Holding Corp.(c)	7.25%	06/15/2031	122,501
40,000	OneMain Finance Corp.	7.88%	03/15/2030	42,531
20,000	OneMain Finance Corp.	7.13%	11/15/2031	20,823
265,000	ONEOK, Inc.	5.05%	04/01/2045	223,799
210,000	Open Text Holdings, Inc.(c)	4.13%	02/15/2030	198,668
225,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(c)	5.13%	04/30/2031	195,454
220,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(c)	7.88%	05/15/2034	198,946
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(c)	5.00%	08/15/2027	19,913
25,000	Owens-Brockway Glass Container, Inc.(c)	7.25%	05/15/2031	25,652
200,000	Owens-Brockway Glass Container, Inc.(c)	7.38%	06/01/2032	204,016
140,000	Panther Escrow Issuer LLC(c)	7.13%	06/01/2031	145,517
70,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(c)	5.88%	10/01/2028	69,955
45,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(c)	7.00%	02/01/2030	46,308

Principal Amount/Description		Rate	Maturity	Value
$175,000	Pebblebrook Hotel Trust	1.75%	12/15/2026	$165,827
145,000	Pediatrix Medical Group, Inc.(c)	5.38%	02/15/2030	143,442
235,000	PennyMac Financial Services, Inc.(c)	6.88%	02/15/2033	241,169
75,000	Phinia, Inc.(c)	6.75%	04/15/2029	77,507
165,000	Pike Corp.(c)	8.63%	01/31/2031	179,657
245,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(c)	6.25%	01/15/2028	245,604
165,000	Quikrete Holdings, Inc.(c)	6.75%	03/01/2033	170,354
366,000	QVC, Inc.(c)	6.88%	04/15/2029	154,233
100,000	Railworks Holdings LP / Railworks Rally, Inc.(c)	8.25%	11/15/2028	102,327
100,000	RAY Financing LLC(c)	6.50%	07/15/2031	123,250
120,000	RHP Hotel Properties LP / RHP Finance Corp.(c)	7.25%	07/15/2028	124,295
145,000	RHP Hotel Properties LP / RHP Finance Corp.(c)	6.50%	04/01/2032	149,223
40,000	RLJ Lodging Trust LP(c)	4.00%	09/15/2029	37,354
55,000	Rocket Cos., Inc.(c)	6.38%	08/01/2033	56,345
75,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(c)	4.00%	10/15/2033	67,152
115,000	Rocket Software, Inc.(c)	9.00%	11/28/2028	118,644
135,000	Royal Caribbean Cruises, Ltd.(c)	6.25%	03/15/2032	138,848
170,000	Sally Holdings LLC / Sally Capital, Inc.	6.75%	03/01/2032	174,671
100,000	SCIL IV LLC / SCIL USA Holdings LLC(c)	5.38%	11/01/2026	99,414
98,000	Sealed Air Corp./Sealed Air Corp US(c)	7.25%	02/15/2031	103,265
141,000	Service Properties Trust(c)	8.63%	11/15/2031	151,470
330,000	Service Properties Trust	8.88%	06/15/2032	339,599
85,000	Sirius XM Radio LLC(c)	5.50%	07/01/2029	84,495
245,000	Sirius XM Radio LLC(c)	4.13%	07/01/2030	226,053
125,000	Sirius XM Radio LLC(c)	3.88%	09/01/2031	111,192
80,000	Six Flags Entertainment Corp.(c)	5.50%	04/15/2027	79,878
95,000	Six Flags Entertainment Corp.(c)	7.25%	05/15/2031	97,689
130,000	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp	5.25%	07/15/2029	127,389
235,000	SM Energy Co.(c)	7.00%	08/01/2032	231,810
255,000	Sotera Health Holdings LLC(c)	7.38%	06/01/2031	265,632
145,000	Specialty Building Products Holdings LLC / SBP Finance Corp.(c)	7.75%	10/15/2029	142,627
22,000	Spectrum Brands, Inc.(c)	3.88%	03/15/2031	17,757
255,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(c)	5.00%	06/01/2031	241,414
160,000	Sunoco LP(c)	7.25%	05/01/2032	168,108
105,000	Sunoco LP(c)	6.25%	07/01/2033	106,819
135,000	TMS International Corp.(c)	6.25%	04/15/2029	128,470
350,000	TransDigm, Inc.(c)	6.38%	05/31/2033	351,192
95,000	UKG, Inc.(c)	6.88%	02/01/2031	98,629
115,000	Univision Communications, Inc.(c)	6.63%	06/01/2027	114,792
10,000	Univision Communications, Inc.(c)	7.38%	06/30/2030	9,835
95,000	US Foods, Inc.(c)	7.25%	01/15/2032	100,158
195,000	USA Compression Partners LP / USA Compression Finance Corp.(c)	7.13%	03/15/2029	199,984
135,000	Velocity Vehicle Group LLC(c)	8.00%	06/01/2029	135,001
240,000	Venture Global LNG, Inc.(c)	8.13%	06/01/2028	248,201
110,000	Venture Global LNG, Inc.(c)	9.50%	02/01/2029	119,900
50,000	Venture Global LNG, Inc.(c)	7.00%	01/15/2030	50,590
35,000	Venture Global LNG, Inc.(c)	8.38%	06/01/2031	36,377
30,000	Venture Global Plaquemines LNG LLC(c)	7.50%	05/01/2033	32,146
65,000	Venture Global Plaquemines LNG LLC(c)	7.75%	05/01/2035	70,414
45,000	Venture Global Plaquemines LNG LLC(c)	6.75%	01/15/2036	45,000
40,000	Vistra Operations Co. LLC(c)	7.75%	10/15/2031	42,542

Principal Amount/Description		Rate	Maturity	Value
$140,000	Vistra Operations Co. LLC(c)	6.88%	04/15/2032	$146,459
275,000	Vital Energy, Inc.(c)	7.88%	04/15/2032	235,344
40,000	Walgreens Boots Alliance, Inc.	8.13%	08/15/2029	42,448
105,000	Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	100,371
180,000	Walker & Dunlop, Inc.(c)	6.63%	04/01/2033	185,149
255,000	Wand NewCo 3, Inc.(c)	7.63%	01/30/2032	268,216
160,000	Waste Pro USA, Inc.(c)	7.00%	02/01/2033	166,499
120,000	Weekley Homes LLC / Weekley Finance Corp.(c)	4.88%	09/15/2028	116,308
110,000	WESCO Distribution, Inc.(c)	6.63%	03/15/2032	114,446
180,000	Western Midstream Operating LP	5.50%	08/15/2048	154,933
70,000	Williams Scotsman, Inc.(c)	7.38%	10/01/2031	73,726
225,000	Windsor Holdings III LLC(c)	8.50%	06/15/2030	241,397
155,000	WR Grace Holdings LLC(c)	5.63%	08/15/2029	140,450
70,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(c)	5.13%	10/01/2029	69,542
55,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(c)	7.13%	02/15/2031	58,690
130,000	XPLR Infrastructure LP(c)(g)	0.00%	11/15/2025	126,913
105,000	XPLR Infrastructure Operating Partners LP(c)	7.25%	01/15/2029	107,708
20,000	XPLR Infrastructure Operating Partners LP(c)	8.38%	01/15/2031	21,378
40,000	XPLR Infrastructure Operating Partners LP(c)	8.63%	03/15/2033	42,902
245,000	Zayo Group Holdings, Inc.(c)	4.00%	03/01/2027	229,986
35,000	ZF North America Capital, Inc.(c)	6.88%	04/14/2028	35,138
35,000	ZF North America Capital, Inc.(c)	7.13%	04/14/2030	34,262
165,000	ZipRecruiter, Inc.(c)	5.00%	01/15/2030	141,021
				36,992,576

TOTAL HIGH YIELD DEBT
(Cost $49,736,335)				51,192,440

BUSINESS DEVELOPMENT COMPANY NOTES - 0.13%
United States - 0.13%
3,018	MidCap Financial Investment Corp.	8.00%	12/15/2028	76,356

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $76,341)				76,356

SHORT-TERM INVESTMENTS - 5.82%
Money Market Fund - 5.82%
3,312,986	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.20%)			3,312,986

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,312,986)				3,312,986

TOTAL INVESTMENTS - 99.38%
(Cost $55,104,189)				$56,535,296
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.62%				354,047
NET ASSETS - 100.00%				$56,889,343

Investment Abbreviations:

CME - Chicago Mercantile Exchange

EURIBOR - Euro Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate Data

Rates:

6M CME TERM - 6 Month CME TERM as of June 30, 2025 was 4.15%

1M SOFR - 1 Month SOFR as of June 30, 2025 was 4.32%

3M SOFR - 3 Month SOFR as of June 30, 2025 was 4.34%

3M EUR L - 3 Month EURIBOR as of June 30, 2025 was 1.94%

5Y EUR SWAP - 5 Year Euro ICE Swap Rate as of June 30, 2025 was 2.32%

8Y EUR SWAP - 8 year Euro ICE Swap Rate as of June 30, 2025 was 2.55%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $37,703,176, which represents approximately 66.27% of net assets as of June 30, 2025.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2025, the aggregate fair value of those securities was $4,857,491, representing 8.54% of net assets.
(e)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2025	Fund Delivering	U.S. $ Value at June 30, 2025	Unrealized Appreciation/ (Depreciation)
Bank Of Montreal	7/7/2025	EUR	4,265,083	USD	4,200,705	$64,378
Bank Of Montreal	7/7/2025	GBP	139,892	USD	139,811	81
Canadian Imperial Bank Of Commerce	7/7/2025	EUR	11,783	USD	11,401	382
Wells Fargo	7/7/2025	GBP	13,727	USD	13,602	125
						$64,966

Canadian Imperial Bank Of Commerce	7/7/2025	USD	1,208,415	GBP	1,227,203	(18,788)
Bank Of Montreal	7/7/2025	USD	8,269,185	EUR	8,541,951	(272,766)
Bank Of Montreal	9/8/2025	USD	4,218,395	EUR	4,283,415	(65,020)
Wells Fargo	7/7/2025	USD	254,490	EUR	259,235	(4,745)
Wells Fargo	7/7/2025	USD	86,314	EUR	88,376	(2,062)
Bank Of Montreal	7/7/2025	USD	23,220	EUR	23,567	(347)
Bank Of Montreal	7/7/2025	USD	117,140	EUR	117,834	(694)
						$(364,422)

RiverNorth Funds	Notes to Quarterly Schedule of Investments
June 30, 2025 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares (inception date of August 11, 2014) and Class R Shares (inception date of December 27, 2006). The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). Effective August 10, 2021, as part of an internal corporate reorganization, Oaktree Capital Management, L.P., the Fund’s previous sub-adviser, transferred its sub-advisory agreement with the High Income Fund to Oaktree Capital. The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2025.

Security Valuation:  The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loan transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the period ended June 30, 2025, no foreign capital gains tax was accrued or paid by the Fund.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

The Funds value their investments at fair value. Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Funds and designated the Adviser as the Funds’ valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight.

Equity securities, including common stocks, warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Futures contracts are normally valued at the final settlement price or official closing price provided by independent pricing services. These securities will be categorized ass Level 1 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2025 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$25,604,641	$–	$–	$25,604,641
Closed-End Funds - Preferred Shares	405,279	–	–	405,279
Business Development Companies	487,697	–	–	487,697
Business Development Companies - Preferred Shares	736,800	–	–	736,800
Common Stocks	1,116,833	–	–	1,116,833
Exchange Traded Funds	3,676,963	–	–	3,676,963
U.S. Corporate Bonds	–	997,317	–	997,317
Special Purpose Acquisition Companies	187,927	–	–	187,927
Short-Term Investments	4,210,545	–	–	4,210,545
Total	$36,426,685	$997,317	$–	$37,424,002

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Closed-End Funds	$148,489,101	$–	$–		$148,489,101
Closed-End Funds - Preferred Shares	7,514,961	–	–		7,514,961
Business Development Companies	7,167,186	–	–		7,167,186
Business Development Companies - Preferred Shares	10,011,836	3,793,426	–		13,805,262
Common Stocks	–	4,583	–	***	4,583
Open-End Funds	38,369,357	–	–		38,369,357
Foreign Corporate Bonds	–	24,493,758	–		24,493,758
U.S. Corporate Bonds	–	160,542,614	–		160,542,614
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	923,644	–		923,644
Bank Loans	–	20,938,174	–		20,938,174
Collateralized Loan Obligations	–	54,651,309	–		54,651,309
Equity - Linked Notes	–	–	–	***	–
Non-Agency Collateralized Mortgage Obligations	–	194,794,663	–		194,794,663
U.S. Government Bonds and Notes	–	90,739,772	–		90,739,772
Mortgage-Backed Securities	–	46,362,822	–		46,362,822
U.S. Government / Agency Mortgage Backed Securities	–	286,422,518	–		286,422,518
Warrants	–	1	–		1
Short-Term Investments	98,626,969	–	–		98,626,969
Total	$310,179,410	$883,667,284	$–		$1,193,846,694

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Future Contracts	$213,769	$–	$–	$213,769
Liabilities
Future Contract	$(321,717)	$–	$–	$(321,717)
Total	$(107,948)	$–	$–	$(107,948)

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Company Notes	$76,356	$–	$–	$76,356
Closed-End Funds	1,209,674	–	–	1,209,674
Common Stocks	–	–	92,380	92,380
Convertible Corporate Bond	–	791,545	–	791,545
Bank Loans	–	651,460	–	651,460
High Yield Debt	–	50,400,895	–	50,400,895
Short-Term Investments	3,312,986	–	–	3,312,986
Total	$4,599,016	$51,843,900	$92,380	$56,535,296

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$64,966	$–	$64,966
Liabilities
Forward Foreign Currency Contracts	$–	$(364,422)	$–	$(364,422)
Total	$–	$(299,456)	$–	$(299,456)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Summary of Investments. Futures contracts are reported at their unrealized appreciation/depreciation.
***	Level 3 security has no value.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2024	Accrued Discount/premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of June 30, 2025	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2025
Common Stocks	$88,812	$-	$-	$-	$3,568	$-	$-	$-	$-	$92,380	$3,568
	$88,812	$-	$-	$-	$3,568	$-	$-	$-	$-	$92,380	$3,568

(a)	Transferred from Level 3 to Level 2 because of available, observable market data.

The Table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2025:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$92,380	Market Comparable Companies	EBITDA Multiple	4.0x-4.5x (4.25x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

On August 10, 2022 the Board approved the Adviser as each Fund's valuation designee, effective September 8, 2022, to make all fair valuation determinations with respect to each Fund's portfolio investments, subject to the Board's oversight and adopted all other updates pursuant to Rule 2a-5 under the 1940 Act.

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures

The Funds may invest in futures contracts in accordance with their investment objectives. The Funds may do so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Funds’ investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Funds are party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposits with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Funds may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but instead is a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the nine months ended June 30, 2025, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

5. loan participations and assignments

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the nine months ended June 30, 2025 were as follows:

Security Name	Market Value as of October 1, 2024	Purchases	Sales	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of June 30, 2025*	Share Balance as of June 30, 2025	Dividends
RiverNorth/Oaktree High Income Fund	$36,877,835	$2,033,891	$-	$(542,369)	$-	$38,369,357	4,369,290	$2,033,891
				$(542,369)	$-	$38,369,357	4,369,290	$2,033,891